UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Brian C. Janssen

American High-Income Trust

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American High-Income Trust®
Semi-annual report for the six months ended March 31, 2022

Pursue sustainable income over time

American High-Income Trust seeks to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2022:

	1 year	5 years	10 years

Class F-2 shares	2.25%	5.26%	5.28%
Class A shares (reflecting 3.75% maximum sales charge)	–1.87	4.18	4.63

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.40% for Class F-2 shares and 0.69% for Class A shares as of the prospectus dated December 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of March 31, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.30% for Class F-2 shares and 4.83% for Class A shares. The fund’s 12-month distribution rate as of that date was 4.66% for Class F-2 shares and 4.19% for Class A shares. Class A shares reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American High-Income Trust for the periods ended March 31, 2022, are shown in the table below, as well as results of the fund’s benchmark and peer group indexes.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ahifx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

22	Financial statements

25	Notes to financial statements

39	Financial highlights

Results at a glance

For periods ended March 31, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 2/19/88)

American High-Income Trust (Class F-2 shares)[1]	–2.55%	2.25%	5.26%	5.28%	7.75%
American High-Income Trust (Class A shares)	–2.69	1.95	4.99	5.03	7.51
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[2]	–4.16	-0.66	4.68	5.74	—
Lipper High Yield Funds Average[3]	–3.54	-0.28	4.05	4.85	7.04

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Source: Bloomberg Index Services Ltd. This market index did not exist prior to December 31, 1992. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update available on our website.

American High-Income Trust	1

Investment portfolio March 31, 2022	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 89.85%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 89.29%
Consumer discretionary 14.36%
Adient Global Holdings, Ltd. 4.875% 2026[1]	$3,775	$3,599
Adtalem Global Education, Inc. 5.50% 2028[1]	2,950	2,860
Affinity Gaming 6.875% 2027[1]	950	926
Allied Universal Holdco LLC 6.625% 2026[1]	10,948	11,093
Allied Universal Holdco LLC 9.75% 2027[1]	17,657	18,272
Allied Universal Holdco LLC 4.625% 2028[1]	14,520	13,739
Allied Universal Holdco LLC 6.00% 2029[1]	27,580	24,367
Asbury Automotive Group, Inc. 4.625% 2029[1]	27,140	25,308
Asbury Automotive Group, Inc. 5.00% 2032[1]	8,065	7,508
Atlas LuxCo 4 SARL 4.625% 2028[1]	7,925	7,418
Boyd Gaming Corp. 8.625% 2025[1]	1,046	1,100
Boyd Gaming Corp. 4.75% 2027	10,889	10,848
Boyd Gaming Corp. 4.75% 2031[1]	14,320	13,825
Boyne USA, Inc. 4.75% 2029[1]	17,805	17,116
Caesars Entertainment, Inc. 6.25% 2025[1]	15,390	15,909
Caesars Entertainment, Inc. 8.125% 2027[1]	9,650	10,353
Caesars Entertainment, Inc. 4.625% 2029[1]	32,765	30,676
Caesars Resort Collection, LLC 5.75% 2025[1]	6,040	6,171
Carnival Corp. 7.625% 2026[1]	28,450	28,669
Carnival Corp. 10.50% 2026[1]	22,020	24,522
Carnival Corp. 4.00% 2028[1]	55,985	52,139
Carnival Corp. 6.00% 2029[1]	17,650	16,656
Carvana Co. 5.625% 2025[1]	16,785	15,847
Carvana Co. 5.50% 2027[1]	31,970	28,578
Carvana Co. 5.875% 2028[1]	57,245	51,045
Carvana Co. 4.875% 2029[1]	33,140	27,413
CDI Escrow Issuer, Inc. 5.75% 2030[1]	15,620	15,796
CEC Entertainment, Inc. 6.75% 2026[1]	21,545	20,867
Cedar Fair LP 5.25% 2029	1,200	1,184
Empire Communities Corp. 7.00% 2025[1]	8,900	8,804
Empire Resorts, Inc. 7.75% 2026[1]	15,895	15,517
Everi Holdings, Inc. 5.00% 2029[1]	3,000	2,846
Fertitta Entertainment, Inc. 4.625% 2029[1]	54,940	52,167
Fertitta Entertainment, Inc. 6.75% 2030[1]	50,070	46,126
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	54,780	51,164
Ford Motor Co. 2.30% 2025	7,000	6,652
Ford Motor Co. 2.90% 2029	6,900	6,156
Ford Motor Co. 3.25% 2032	20,375	18,232
Ford Motor Co. 5.291% 2046	1,265	1,230
Ford Motor Credit Company LLC 3.087% 2023	1,006	1,008
Ford Motor Credit Company LLC 3.096% 2023	1,708	1,708
Ford Motor Credit Company LLC 4.375% 2023	823	831
Ford Motor Credit Company LLC 3.664% 2024	6,498	6,430
Ford Motor Credit Company LLC 3.81% 2024	4,098	4,098
Ford Motor Credit Company LLC 5.584% 2024	1,504	1,549

2	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC 3.375% 2025	$26,750	$26,176
Ford Motor Credit Company LLC 5.125% 2025	77,545	79,191
Ford Motor Credit Company LLC 2.70% 2026	15,315	14,262
Ford Motor Credit Company LLC 4.389% 2026	275	275
Ford Motor Credit Company LLC 4.542% 2026	21,795	21,799
Ford Motor Credit Company LLC 3.815% 2027	31,715	30,105
Ford Motor Credit Company LLC 4.125% 2027	16,940	16,579
Ford Motor Credit Company LLC 4.271% 2027	4,575	4,521
Ford Motor Credit Company LLC 2.90% 2028	8,850	8,017
Ford Motor Credit Company LLC 5.113% 2029	2,845	2,867
Ford Motor Credit Company LLC 4.00% 2030	26,488	24,986
Ford Motor Credit Company LLC 3.625% 2031	284	257
Ford Motor Credit Company, LLC 4.95% 2027	7,420	7,554
Full House Resorts, Inc. 8.25% 2028[1]	3,050	3,122
Group 1 Automotive, Inc. 4.00% 2028[1]	12,155	11,333
Hanesbrands, Inc. 4.625% 2024[1]	35,960	36,559
Hanesbrands, Inc. 4.875% 2026[1]	35,056	35,319
Hilton Grand Vacations Borrower 5.00% 2029[1]	13,179	12,593
Hilton Worldwide Holdings, Inc. 5.375% 2025[1]	2,025	2,074
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]	4,250	3,998
Hilton Worldwide Holdings, Inc. 4.875% 2030	9,687	9,684
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	23,290	22,027
International Game Technology PLC 6.50% 2025[1]	23,237	24,395
International Game Technology PLC 4.125% 2026[1]	15,760	15,590
International Game Technology PLC 6.25% 2027[1]	11,430	12,059
International Game Technology PLC 5.25% 2029[1]	72,834	72,734
Jacobs Entertainment, Inc. 6.75% 2029[1]	10,230	10,294
KB Home 6.875% 2027	6,170	6,610
Kontoor Brands, Inc. 4.125% 2029[1]	6,770	6,202
Kronos Acquisition Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 6.00%) 6.067% 2026[2,3]	2,000	1,991
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	568	608
Las Vegas Sands Corp. 3.20% 2024	4,825	4,610
LCM Investments Holdings II, LLC 4.875% 2029[1]	11,844	11,201
Lennar Corp. 4.50% 2024	495	508
Levi Strauss & Co. 3.50% 2031[1]	7,470	6,857
Limited Brands, Inc. 6.625% 2030[1]	4,805	5,051
Limited Brands, Inc. 6.875% 2035	18,013	18,588
Limited Brands, Inc. 6.75% 2036	13,030	13,296
Lindblad Expeditions, LLC 6.75% 2027[1]	3,270	3,282
Lithia Motors, Inc. 3.875% 2029[1]	6,930	6,561
Lithia Motors, Inc. 4.375% 2031[1]	6,200	6,003
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[1]	6,655	6,404
M.D.C. Holdings, Inc. 6.00% 2043	11,252	11,578
Macy’s Retail Holdings, LLC 5.875% 2029[1]	4,825	4,819
Macy’s Retail Holdings, LLC 5.875% 2030[1]	10,655	10,524
Macy’s Retail Holdings, LLC 6.125% 2032[1]	14,745	14,580
Marriott Ownership Resorts, Inc. 4.75% 2028	2,500	2,411
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	7,200	6,800
Melco International Development, Ltd. 4.875% 2025[1]	300	275
Melco International Development, Ltd. 5.75% 2028[1]	22,657	20,063
Melco International Development, Ltd. 5.375% 2029[1]	20,344	17,343
Melco Resorts Finance, Ltd. 5.25% 2026[1]	5,000	4,553
Merlin Entertainment 5.75% 2026[1]	10,798	10,674
MGM Growth Properties LLC 5.625% 2024	12,438	12,825
MGM Growth Properties LLC 4.625% 2025[1]	16,870	17,021
MGM Growth Properties LLC 3.875% 2029[1]	22,525	22,174
MGM Resorts International 6.00% 2023	4,884	5,001
MGM Resorts International 4.50% 2026	2,625	2,641
MGM Resorts International 5.50% 2027	5,707	5,774
Midas Intermediate Holdco II, LLC, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% PIK and 4.50% Cash 2025[2,3,4,5]	4,140	3,844
Mohegan Gaming & Entertainment 8.00% 2026[1]	21,565	21,456
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[2,3]	10,487	10,396
NCL Corp., Ltd. 3.625% 2024[1]	6,450	6,091
NCL Corp., Ltd. 5.875% 2026[1]	8,100	7,706

American High-Income Trust	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
NCL Corp., Ltd. 5.875% 2027[1]	$29,440	$29,036
NCL Corp., Ltd. 7.75% 2029[1]	7,115	7,174
Neiman Marcus Group, LLC 7.125% 2026[1]	52,945	54,446
Newell Brands, Inc. 5.875% 2036[6]	535	551
Newell Rubbermaid, Inc. 4.875% 2025	7,770	8,029
Panther BF Aggregator 2, LP 6.25% 2026[1]	3,667	3,778
Panther BF Aggregator 2, LP 8.50% 2027[1]	6,730	6,992
Party City Holdings, Inc. 6.125% 2023[1]	9,100	8,144
Party City Holdings, Inc. 6.625% 2026[1]	5,000	4,025
Party City Holdings, Inc. 8.75% 2026[1]	83,793	80,022
Penske Automotive Group, Inc., 3.75% 2029	6,325	5,665
PetSmart, Inc. 4.75% 2028[1]	11,275	10,911
PetSmart, Inc. 7.75% 2029[1]	20,875	21,579
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.75% 2024[2,3]	2,894	2,835
Premier Entertainment Sub LLC 5.625% 2029[1]	28,210	24,302
Premier Entertainment Sub LLC 5.875% 2031[1]	25,210	21,569
QVC, Inc. 4.75% 2027	1,176	1,128
QVC, Inc. 4.375% 2028	3,000	2,742
Raptor Acquisition Corp. 4.875% 2026[1]	35,400	34,046
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	7,825	7,145
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	5,500	5,858
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	33,633	36,994
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	36,740	34,241
Royal Caribbean Cruises, Ltd. 5.50% 2026[1]	14,200	13,820
Royal Caribbean Cruises, Ltd. 5.375% 2027[1]	22,035	21,203
Royal Caribbean Cruises, Ltd. 3.70% 2028	1,525	1,363
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	1,400	1,337
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	25,484	25,850
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	19,261	20,152
Scientific Games Corp. 5.00% 2025[1]	2,935	3,008
Scientific Games Corp. 8.625% 2025[1]	25,415	26,762
Scientific Games Corp. 8.25% 2026[1]	46,873	48,807
Scientific Games Corp. 7.00% 2028[1]	32,051	33,277
Scientific Games Corp. 7.25% 2029[1]	51,025	53,558
Scientific Games Holdings LP 6.625% 2030[1]	35,915	35,448
Six Flags Entertainment Corp. 4.875% 2024[1]	7,939	7,949
Sonic Automotive, Inc. 4.625% 2029[1]	37,810	34,076
Sonic Automotive, Inc. 4.875% 2031[1]	34,235	30,445
Staples, Inc. 7.50% 2026[1]	8,250	8,021
Studio City Co., Ltd. 7.00% 2027[1]	24,570	24,032
Studio City Finance, Ltd. 6.00% 2025[1]	12,240	11,213
Studio City Finance, Ltd. 5.00% 2029[1]	18,092	13,800
Tempur Sealy International, Inc. 4.00% 2029[1]	21,770	19,818
Tempur Sealy International, Inc. 3.875% 2031[1]	15,190	13,048
The Gap, Inc. 3.625% 2029[1]	3,225	2,880
The Gap, Inc. 3.875% 2031[1]	2,148	1,875
The Home Co., Inc. 7.25% 2025[1]	12,585	12,212
Thor Industries, Inc. 4.00% 2029[1]	6,175	5,429
TopBuild Corp. 4.125% 2032[1]	9,350	8,492
Travel + Leisure Co. 6.60% 2025[6]	925	984
Travel + Leisure Co. 6.00% 2027	7,000	7,236
Travel + Leisure Co. 4.50% 2029[1]	35,010	32,534
Universal Entertainment Corp. 8.50% 2024[1]	63,885	65,584
Vail Resorts, Inc. 6.25% 2025[1]	5,590	5,783
VICI Properties LP 4.25% 2026[1]	9,323	9,299
VICI Properties LP 4.625% 2029[1]	4,118	4,115
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	14,407	14,216
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	11,968	11,659
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	34,063	32,948
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	16,770	16,839
Wheel Pros, Inc. 6.50% 2029[1]	24,809	21,787
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 2028[2,3]	16,706	15,982
Wyndham Destinations, Inc. 6.625% 2026[1]	13,750	14,356
Wyndham Destinations, Inc. 4.625% 2030[1]	5,575	5,195
Wyndham Worldwide Corp. 4.375% 2028[1]	25,455	24,530
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	14,798	14,781
Wynn Macau, Ltd. 5.625% 2028[1]	1,200	1,045

4	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Wynn Macau, Ltd. 5.125% 2029[1]	$6,175	$5,245
Wynn Resorts, Ltd. 7.75% 2025[1]	15,125	15,722
Wynn Resorts, Ltd. 5.125% 2029[1]	13,550	12,776
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[2,3]	17,000	16,922
		2,791,638

Energy 13.06%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	10,525	10,940
Antero Midstream Partners LP 5.375% 2029[1]	10,095	10,102
Antero Resources Corp. 7.625% 2029[1]	7,453	8,071
Antero Resources Corp. 5.375% 2030[1]	15,820	16,180
Apache Corp. 4.625% 2025	5,540	5,787
Apache Corp. 6.00% 2037	2,910	3,274
Apache Corp. 5.10% 2040	13,635	13,764
Apache Corp. 4.75% 2043	5,725	5,422
Apache Corp. 4.25% 2044	270	237
Apache Corp. 5.35% 2049	150	145
Ascent Resources - Utica LLC 7.00% 2026[1]	40,410	41,509
Ascent Resources - Utica LLC 9.00% 2027[1]	4,380	6,005
Ascent Resources - Utica LLC 8.25% 2028[1]	4,792	5,039
Ascent Resources - Utica LLC 5.875% 2029[1]	20,710	20,503
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	4,446	4,774
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	11,254	11,789
Bonanza Creek Energy, Inc. 5.00% 2026[1]	15,860	15,741
California Resources Corp. 7.125% 2026[1]	7,775	8,099
Cenovus Energy, Inc. 5.375% 2025	4,136	4,365
Cenovus Energy, Inc. 4.25% 2027	390	403
Cenovus Energy, Inc. 5.25% 2037	400	434
Cenovus Energy, Inc. 5.40% 2047	6,390	7,222
Centennial Resource Production, LLC 6.875% 2027[1]	6,752	6,799
Cheniere Energy Partners LP 4.50% 2029	26,037	26,198
Cheniere Energy Partners LP 4.00% 2031	30,178	29,301
Cheniere Energy Partners LP 3.25% 2032[1]	22,347	20,356
Cheniere Energy, Inc. 7.00% 2024	10,666	11,354
Cheniere Energy, Inc. 5.875% 2025	5,005	5,286
Cheniere Energy, Inc. 4.625% 2028	99,559	100,019
Chesapeake Energy Corp. 4.875% 2022[4]	28,871	577
Chesapeake Energy Corp. 5.75% 2023[4]	1,730	35
Chesapeake Energy Corp. 5.50% 2026[1]	20,225	20,741
Chesapeake Energy Corp. 5.875% 2029[1]	23,770	24,577
Chesapeake Energy Corp. 6.75% 2029[1]	4,520	4,794
CNX Midstream Partners LP 4.75% 2030[1]	5,745	5,386
CNX Resources Corp. 7.25% 2027[1]	37,307	39,534
CNX Resources Corp. 6.00% 2029[1]	28,152	28,470
Comstock Resources, Inc. 6.75% 2029[1]	14,820	15,307
Comstock Resources, Inc. 5.875% 2030[1]	15,605	15,394
Constellation Oil Services Holding SA 10.00% PIK 2024[1,4,5]	115,294	43,570
Continental Resources, Inc. 5.75% 2031[1]	7,250	7,941
Convey Park Energy LLC 7.50% 2025[1]	5,500	5,595
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	54,105	53,226
Crestwood Midstream Partners LP 5.625% 2027[1]	5,000	4,965
Crestwood Midstream Partners LP 6.00% 2029[1]	9,825	9,809
Devon Energy Corp. 5.875% 2028	2,830	2,997
Devon Energy Corp. 4.50% 2030	10,040	10,370
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,5]	2,584	2,584
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,5]	2,337	2,337
DT Midstream, Inc. 4.125% 2029[1]	23,690	22,749
DT Midstream, Inc. 4.375% 2031[1]	14,675	14,076
Encino Acquisition Partners Holdings, LLC 8.50% 2028[1]	684	705
Endeavor Energy Resources LP 6.625% 2025[1]	13,260	13,779
Energean Israel Finance, Ltd. 4.50% 2024[1]	17,855	17,708
Energean Israel Finance, Ltd. 4.875% 2026[1]	20,000	19,390
Energean PLC 6.50% 2027[1]	11,480	10,975
Energy Transfer Operating LP 5.00% 2050	15,672	15,921
EnLink Midstream Partners, LLC 5.625% 2028[1]	8,585	8,769
EQM Midstream Partners LP 4.75% 2023	4,250	4,288

American High-Income Trust	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQM Midstream Partners LP 6.00% 2025[1]	$4,000	$4,087
EQM Midstream Partners LP 4.125% 2026	3,011	2,897
EQM Midstream Partners LP 6.50% 2027[1]	46,525	48,670
EQM Midstream Partners LP 5.50% 2028	17,346	17,445
EQM Midstream Partners LP 4.50% 2029[1]	21,910	20,531
EQM Midstream Partners LP 4.75% 2031[1]	23,277	21,799
EQM Midstream Partners LP 6.50% 2048	2,000	1,934
EQT Corp. 6.625% 2025[6]	10,882	11,508
EQT Corp. 3.90% 2027	3,945	3,939
EQT Corp. 5.00% 2029	6,915	7,147
EQT Corp. 7.50% 2030[6]	5,395	6,261
EQT Corp. 3.625% 2031[1]	9,080	8,685
Genesis Energy, LP 5.625% 2024	2,765	2,752
Genesis Energy, LP 6.50% 2025	28,934	28,583
Genesis Energy, LP 6.25% 2026	3,615	3,504
Genesis Energy, LP 8.00% 2027	50,682	52,193
Genesis Energy, LP 7.75% 2028	4,175	4,203
Guara Norte SARL 5.198% 2034[1]	3,970	3,648
Harbour Energy PLC 5.50% 2026[1]	33,380	33,005
Harvest Midstream I, LP 7.50% 2028[1]	43,575	44,572
Hess Midstream Operations LP 4.25% 2030[1]	25,875	24,460
Hess Midstream Partners LP 5.125% 2028[1]	9,663	9,676
Hilcorp Energy I, LP 6.25% 2028[1]	3,515	3,539
Hilcorp Energy I, LP 5.75% 2029[1]	16,570	16,613
Hilcorp Energy I, LP 6.00% 2031[1]	13,165	13,247
Howard Midstream Energy Partners, LLC 6.75% 2027[1]	8,950	8,781
Independence Energy Finance LLC 7.25% 2026[1]	8,650	8,704
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.209% 2024[2,3]	526	329
Lealand Finance Co. BV, Term Loan, (3-month USD-LIBOR + 1.00%) 3.00% PIK and 1.21% Cash 2025[2,3,5]	7,728	3,748
McDermott International, Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.00% 2024[2,3,7,8]	2,000	1,000
Murphy Oil Corp. 6.875% 2024	3,190	3,218
Murphy Oil Corp. 5.75% 2025	5,000	5,103
Murphy Oil Corp. 6.375% 2028	8,000	8,334
Murphy Oil USA, Inc. 4.75% 2029	6,680	6,638
Murphy Oil USA, Inc. 3.75% 2031[1]	12,745	11,656
Nabors Industries, Inc. 7.375% 2027[1]	27,700	28,820
Nabors Industries, Ltd. 7.25% 2026[1]	1,845	1,848
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]	21,325	21,476
New Fortress Energy, Inc. 6.75% 2025[1]	29,305	29,519
New Fortress Energy, Inc. 6.50% 2026[1]	74,100	73,505
NGL Energy Operating LLC 7.50% 2026[1]	156,882	154,520
NGL Energy Partners LP 7.50% 2023	8,165	7,828
NGL Energy Partners LP 6.125% 2025	40,327	35,136
NGPL PipeCo LLC 4.875% 2027[1]	1,010	1,050
Northern Oil and Gas, Inc. 8.125% 2028[1]	33,840	35,309
NorthRiver Midstream Finance LP 5.625% 2026[1]	10,800	10,772
NuStar Logistics LP 6.00% 2026	6,129	6,206
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	33,755	36,076
Oasis Petroleum, Inc. 6.375% 2026[1]	19,756	20,275
Occidental Petroleum Corp. 2.90% 2024	10,480	10,418
Occidental Petroleum Corp. 5.875% 2025	12,395	13,184
Occidental Petroleum Corp. 8.00% 2025	22,020	24,753
Occidental Petroleum Corp. 3.00% 2027	500	490
Occidental Petroleum Corp. 3.50% 2029	5,905	5,826
Occidental Petroleum Corp. 6.625% 2030	14,500	16,657
Occidental Petroleum Corp. 8.875% 2030	7,825	10,045
Occidental Petroleum Corp. 6.125% 2031	9,440	10,635
Occidental Petroleum Corp. 6.45% 2036	625	735
Occidental Petroleum Corp. 4.10% 2047	580	538
Occidental Petroleum Corp. 4.20% 2048	2,543	2,382
Parkland Corp. 4.625% 2030[1]	15,355	14,303
PDC Energy, Inc. 5.75% 2026	12,000	12,183
Petróleos Mexicanos 6.875% 2025	6,200	6,508
Petróleos Mexicanos 5.35% 2028	7,643	7,290

6	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 7.69% 2050	$6,579	$5,758
Petrorio Luxembourg SARL 6.125% 2026[1]	6,800	6,814
Range Resources Corp. 4.875% 2025	9,698	9,832
Range Resources Corp. 8.25% 2029	17,375	19,066
Range Resources Corp. 4.75% 2030[1]	19,510	19,407
Rattler Midstream Partners LP 5.625% 2025[1]	17,853	18,144
Rockcliff Energy II LLC 5.50% 2029[1]	4,335	4,346
Rockies Express Pipeline LLC 4.95% 2029[1]	11,193	10,864
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	1,904
Sabine Pass Liquefaction, LLC 4.50% 2030	8,930	9,353
Sanchez Energy Corp. 7.25% 2023[1,4]	22,796	399
SM Energy Co. 6.50% 2028	2,910	3,007
Southwestern Energy Co. 5.95% 2025[6]	7,548	7,901
Southwestern Energy Co. 7.75% 2027	5,284	5,600
Southwestern Energy Co. 8.375% 2028	11,445	12,575
Southwestern Energy Co. 5.375% 2029	6,470	6,560
Southwestern Energy Co. 5.375% 2030	44,750	45,540
Southwestern Energy Co. 4.75% 2032	21,795	21,798
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	6,110	5,736
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]	10,575	10,102
Sunoco LP 6.00% 2027	12,591	12,850
Sunoco LP 5.875% 2028	4,885	4,940
Sunoco LP 4.50% 2029	31,065	29,347
Sunoco LP 4.50% 2030[1]	31,235	28,824
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	9,120	8,580
Tallgrass Energy Partners, LP 7.50% 2025[1]	7,685	8,106
Targa Resources Partners LP 5.875% 2026	3,036	3,133
Targa Resources Partners LP 6.50% 2027	6,322	6,662
Targa Resources Partners LP 6.875% 2029	22,530	24,213
Targa Resources Partners LP 5.50% 2030	16,729	17,395
Targa Resources Partners LP 4.875% 2031	22,470	22,725
Teekay Offshore Partners LP 8.50% 2023[1,7,8]	27,286	24,830
Transocean Guardian, Ltd. 5.875% 2024[1]	4,742	4,546
Transocean Poseidon, Ltd. 6.875% 2027[1]	5,888	5,838
Transocean, Inc. 6.125% 2025[1]	1,113	1,108
Transocean, Inc. 7.25% 2025[1]	8,700	7,579
Transocean, Inc. 11.50% 2027[1]	1,905	1,991
USA Compression Partners, LP 6.875% 2026	7,736	7,819
USA Compression Partners, LP 6.875% 2027	2,403	2,416
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	53,160	52,246
Venture Global Calcasieu Pass, LLC 3.875% 2033[1]	11,525	11,040
Weatherford International, Ltd. 11.00% 2024[1]	8,691	9,007
Weatherford International, Ltd. 6.50% 2028[1]	42,845	44,345
Weatherford International, Ltd. 8.625% 2030[1]	51,435	52,284
Western Gas Partners LP 4.50% 2028	20,233	20,676
Western Gas Partners LP 5.45% 2044	985	1,001
Western Midstream Operating, LP 3.60% 2025 (4.10% on 2/1/2022)[6]	6,455	6,421
Western Midstream Operating, LP 4.75% 2028	2,830	2,926
Western Midstream Operating, LP 4.55% 2030 (5.05% on 2/1/2022)[6]	8,225	8,199
Western Midstream Operating, LP 5.75% 2050 (6.25% on 2/1/2022)[6]	5,500	5,373
		2,537,509

Communication services 12.69%
Altice France Holding SA 10.50% 2027[1]	26,260	27,513
Altice France SA 5.125% 2029[1]	33,804	30,342
AMC Entertainment, Inc. 12.00% PIK or 10.00% Cash or (6.00% PIK and 5.00% Cash) 2026[1,5]	7,500	6,744
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	8,275	7,871
Brightstar Escrow Corp. 9.75% 2025[1]	22,380	22,685
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,681
Cablevision Systems Corp. 5.375% 2028[1]	8,928	8,681
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	8,595	8,600
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	5,688	5,778
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	9,878	9,906
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	4,129	4,094
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	7,126	7,139
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	63,952	60,115

American High-Income Trust	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	$67,731	$65,157
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	950	858
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	41,260	37,497
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	35,527	32,546
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]	23,530	21,947
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	24,024	21,597
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	13,675	11,897
Centerfield Media Parent, Inc. 6.625% 2026[1]	20,785	19,768
CenturyLink, Inc. 6.75% 2023	31,074	32,318
Cinemark USA, Inc. 5.875% 2026[1]	11,825	11,484
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	11,000	11,070
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	6,322	6,316
Cogent Communications Group, Inc. 3.50% 2026[1]	13,445	12,791
Consolidated Communications, Inc. 5.00% 2028[1]	14,350	12,377
CSC Holdings, LLC 6.50% 2029[1]	4,600	4,645
CSC Holdings, LLC 4.125% 2030[1]	1,550	1,361
CSC Holdings, LLC 3.375% 2031[1]	9,350	7,889
Diamond Sports Group LLC 6.625% 2027[1]	18,432	3,842
Diamond Sports Group, LLC 5.375% 2026[1]	9,835	3,823
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[2,3]	33,081	33,092
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	57,635	56,775
DISH DBS Corp. 5.25% 2026[1]	8,940	8,532
DISH DBS Corp. 5.125% 2029	18,040	15,386
Embarq Corp. 7.995% 2036	35,912	34,661
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	14,477	14,824
Front Range BidCo, Inc. 6.125% 2028[1]	16,027	14,376
Frontier Communications Corp. 5.875% 2027[1]	30,765	30,597
Frontier Communications Corp. 5.00% 2028[1]	78,175	75,144
Frontier Communications Corp. 6.75% 2029[1]	35,960	34,571
Frontier Communications Holdings, LLC 5.875% 2029	26,207	24,028
Frontier Communications Holdings, LLC 6.00% 2030[1]	14,100	13,061
Gray Escrow II, Inc. 5.375% 2031[1]	19,475	18,647
Gray Television, Inc. 7.00% 2027[1]	14,544	15,076
Gray Television, Inc. 4.75% 2030[1]	10,900	10,138
iHeartCommunications, Inc. 6.375% 2026	236	242
iHeartCommunications, Inc. 5.25% 2027[1]	40,323	39,941
iHeartCommunications, Inc. 8.375% 2027	427	442
Iliad Holding SAS 6.50% 2026[1]	17,425	17,495
Inmarsat PLC 6.75% 2026[1]	21,400	21,800
Intelsat Jackson Holding Co. 6.50% 2030[1]	35,007	35,007
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.506% 2026[2,3]	6,388	6,362
Lamar Media Corp. 3.75% 2028	2,567	2,441
Lamar Media Corp. 4.875% 2029	5,100	5,068
Lamar Media Corp. 3.625% 2031	11,475	10,554
Level 3 Financing, Inc. 3.75% 2029[1]	11,500	10,206
Ligado Networks LLC 15.50% PIK 2023[1,5]	37,818	28,786
Ligado Networks LLC 17.50% PIK 2024[1,5]	4,837	2,297
Live Nation Entertainment, Inc. 3.75% 2028[1]	5,750	5,419
Magallanes, Inc. 4.279% 2032[1]	5,967	6,001
Magallanes, Inc. 5.141% 2052[1]	6,239	6,398
Magallanes, Inc. 5.391% 2062[1]	8,571	8,880
Match Group, Inc. 4.625% 2028[1]	3,292	3,195
Mav Acquisition Corp. 5.75% 2028[1]	10,000	9,559
Midas OpCo Holdings LLC 5.625% 2029[1]	55,660	52,582
Netflix, Inc. 4.875% 2028	18,515	19,446
Netflix, Inc. 5.375% 2029[1]	875	949
Netflix, Inc. 4.875% 2030[1]	12,050	12,875
News Corp. 3.875% 2029[1]	22,450	21,249
News Corp. 5.125% 2032[1]	32,400	32,616
Nexstar Broadcasting, Inc. 4.75% 2028[1]	43,850	42,528
Nexstar Escrow Corp. 5.625% 2027[1]	22,182	22,480
OUTFRONT Media Capital LLC 4.625% 2030[1]	60	57
Qwest Capital Funding, Inc. 6.875% 2028	14,790	14,494
Scripps Escrow II, Inc. 3.875% 2029[1]	14,018	13,044
Sinclair Television Group, Inc. 5.125% 2027[1]	8,199	7,458
Sinclair Television Group, Inc. 4.125% 2030[1]	30,925	27,631
Sirius XM Radio, Inc. 3.125% 2026[1]	39,425	37,328

8	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Sirius XM Radio, Inc. 4.00% 2028[1]	$54,925	$52,253
Sirius XM Radio, Inc. 4.125% 2030[1]	9,075	8,510
Sirius XM Radio, Inc. 3.875% 2031[1]	51,380	46,842
Sprint Corp. 7.625% 2026	26,721	30,190
Sprint Corp. 6.875% 2028	132,890	154,220
Sprint Corp. 8.75% 2032	93,292	125,840
Summer (BC) BidCo B LLC 5.50% 2026[1]	5,960	5,744
TEGNA, Inc. 4.75% 2026[1]	2,255	2,258
TEGNA, Inc. 4.625% 2028	9,072	9,037
TEGNA, Inc. 5.00% 2029	16,937	17,002
T-Mobile US, Inc. 2.625% 2026	18,850	18,029
T-Mobile US, Inc. 3.375% 2029[1]	30,100	28,670
T-Mobile US, Inc. 2.875% 2031	8,050	7,265
Trilogy International South Pacific LLC 10.00% 2023[7,8]	20,400	20,400
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[1]	70,291	69,846
Twitter, Inc. 5.00% 2030[1]	10,000	9,967
Univision Communications, Inc. 5.125% 2025[1]	62,918	63,054
Univision Communications, Inc. 6.625% 2027[1]	81,170	85,120
Univision Communications, Inc. 4.50% 2029[1]	80,790	77,009
UPC Broadband Finco BV 4.875% 2031[1]	11,330	10,653
Virgin Media O2 4.25% 2031[1]	47,744	43,729
Virgin Media Secured Finance PLC 4.50% 2030[1]	14,955	13,965
VMED O2 UK Financing I PLC 4.75% 2031[1]	3,807	3,594
VZ Secured Financing BV 5.00% 2032[1]	33,150	31,046
Warner Music Group 3.75% 2029[1]	22,075	20,796
Warner Music Group 3.875% 2030[1]	15,580	14,871
Ziggo Bond Co. BV 5.125% 2030[1]	13,368	12,465
Ziggo Bond Finance BV 4.875% 2030[1]	29,100	27,461
ZipRecruiter, Inc. 5.00% 2030[1]	10,900	10,656
		2,465,562

Health care 10.50%
AdaptHealth, LLC 5.125% 2030[1]	14,015	13,044
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 4.207% 2026[2,3]	11,779	11,519
Avantor Funding, Inc. 4.625% 2028[1]	36,175	35,824
Avantor Funding, Inc. 3.875% 2029[1]	6,900	6,495
Bausch Health Companies, Inc. 9.25% 2026[1]	26,605	27,276
Bausch Health Companies, Inc. 5.75% 2027[1]	14,475	14,290
Bausch Health Companies, Inc. 6.125% 2027[1]	16,840	16,967
Bausch Health Companies, Inc. 4.875% 2028[1]	33,650	32,266
Bausch Health Companies, Inc. 5.00% 2028[1]	18,037	14,886
Bausch Health Companies, Inc. 7.00% 2028[1]	10,987	9,854
Bausch Health Companies, Inc. 5.00% 2029[1]	10,550	8,231
Bausch Health Companies, Inc. 5.25% 2030[1]	25,942	20,420
Bausch Health Companies, Inc. 5.25% 2031[1]	68,160	53,144
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	819	830
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	5,250	4,782
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	12,945	11,839
Centene Corp. 4.25% 2027	34,509	34,674
Centene Corp. 2.45% 2028	36,375	33,284
Centene Corp. 4.625% 2029	91,944	92,849
Centene Corp. 3.00% 2030	43,185	39,731
Centene Corp. 3.375% 2030	18,861	17,780
Centene Corp. 2.50% 2031	27,825	24,602
Centene Corp. 2.625% 2031	9,025	8,047
Charles River Laboratories International, Inc. 4.25% 2028[1]	11,173	10,945
Charles River Laboratories International, Inc. 3.75% 2029[1]	12,765	12,065
Charles River Laboratories International, Inc. 4.00% 2031[1]	17,300	16,275
Community Health Systems, Inc. 5.625% 2027[1]	22,600	23,045
Community Health Systems, Inc. 6.00% 2029[1]	15,747	15,939
Community Health Systems, Inc. 6.875% 2029[1]	4,500	4,427
Community Health Systems, Inc. 5.25% 2030[1]	26,150	25,137
DaVita, Inc. 4.625% 2030[1]	22,580	21,117
Encompass Health Corp. 4.50% 2028	8,554	8,399
Encompass Health Corp. 4.75% 2030	4,591	4,415
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[1]	6,243	5,485
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	26,907	15,303

American High-Income Trust	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Endo International PLC 5.875% 2024[1]	$19,325	$18,237
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	18,070	16,511
Grifols Escrow Issuer SA 4.75% 2028[1]	15,980	15,063
HCA, Inc. 5.875% 2023	385	398
HCA, Inc. 5.375% 2025	2,772	2,888
HCA, Inc. 5.375% 2026	8,436	8,866
HCA, Inc. 5.875% 2026	4,721	5,026
HCA, Inc. 4.50% 2027	71	73
HCA, Inc. 5.625% 2028	29,450	31,887
HCA, Inc. 5.875% 2029	8,320	9,109
HCA, Inc. 3.50% 2030	25,947	25,112
HCA, Inc. 5.50% 2047	3,996	4,527
HCA, Inc. 5.25% 2049	8,500	9,346
HCA, Inc. 7.50% 2095	5,000	6,025
HealthEquity, Inc. 4.50% 2029[1]	13,825	13,116
IMS Health Holdings, Inc. 5.00% 2026[1]	28,059	28,583
Jazz Securities DAC 4.375% 2029[1]	28,290	27,444
Mallinckrodt PLC 10.00% 2025[1]	21,862	22,991
MEDNAX, Inc. 5.375% 2030[1]	8,950	8,653
Minerva Merger Sub, Inc. 6.50% 2030[1]	18,000	17,485
Molina Healthcare, Inc. 4.375% 2028[1]	27,655	27,399
Molina Healthcare, Inc. 3.875% 2030[1]	47,150	45,359
Molina Healthcare, Inc. 3.875% 2032[1]	49,210	46,903
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	11,325	10,490
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	40,755	37,941
Option Care Health, Inc. 4.375% 2029[1]	6,115	5,744
Organon Finance 1 LLC 4.125% 2028[1]	18,275	17,434
Organon Finance 1 LLC 5.125% 2031[1]	6,335	6,122
Owens & Minor, Inc. 4.375% 2024	23,411	23,795
Owens & Minor, Inc. 4.50% 2029[1]	20,965	20,046
Owens & Minor, Inc. 6.625% 2030[1]	18,985	19,563
Par Pharmaceutical, Inc. 7.50% 2027[1]	85,029	79,487
Radiology Partners, Inc. 9.25% 2028[1]	24,374	24,422
RP Escrow Issuer, LLC 5.25% 2025[1]	30,085	29,430
Select Medical Holdings Corp. 6.25% 2026[1]	9,039	9,368
Surgery Center Holdings 10.00% 2027[1]	7,264	7,639
Syneos Health, Inc. 3.625% 2029[1]	10,280	9,515
Team Health Holdings, Inc. 6.375% 2025[1]	15,359	13,810
Team Health Holdings, Inc., Term Loan B, (USD-SOFR + 5.25%) 3.75% 2027[2,3]	5,529	5,282
Tenet Healthcare Corp. 6.75% 2023	1,730	1,804
Tenet Healthcare Corp. 4.625% 2024	5,024	5,053
Tenet Healthcare Corp. 4.875% 2026[1]	103,349	104,378
Tenet Healthcare Corp. 5.125% 2027[1]	14,825	14,914
Tenet Healthcare Corp. 6.25% 2027[1]	8,995	9,244
Tenet Healthcare Corp. 4.625% 2028[1]	13,175	12,943
Tenet Healthcare Corp. 6.125% 2028[1]	7,990	8,129
Tenet Healthcare Corp. 4.25% 2029[1]	20,860	20,027
Tenet Healthcare Corp. 4.375% 2030[1]	28,005	26,919
Tenet Healthcare Corp. 6.875% 2031	2,000	2,140
Teva Pharmaceutical Finance Co. BV 2.95% 2022	846	842
Teva Pharmaceutical Finance Co. BV 6.00% 2024	65,748	67,473
Teva Pharmaceutical Finance Co. BV 7.125% 2025	41,591	43,803
Teva Pharmaceutical Finance Co. BV 3.15% 2026	40,561	36,797
Teva Pharmaceutical Finance Co. BV 4.75% 2027	9,740	9,362
Teva Pharmaceutical Finance Co. BV 6.75% 2028	42,982	45,148
Teva Pharmaceutical Finance Co. BV 5.125% 2029	116,300	111,950
Teva Pharmaceutical Finance Co. BV 4.10% 2046	12,627	9,938
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	65,009	65,618
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	32,607	33,817
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	5,076	5,067
		2,041,641

Materials 9.56%
Alcoa Netherlands Holding BV 5.50% 2027[1]	10,760	11,153
Alcoa Netherlands Holding BV 4.125% 2029[1]	6,050	5,936
Allegheny Technologies, Inc. 4.875% 2029	34,485	32,721
Allegheny Technologies, Inc. 5.125% 2031	17,460	16,404

10	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
ArcelorMittal 4.25% 2029	$5,029	$5,113
ArcelorMittal 7.00% 2039	11,267	13,253
ArcelorMittal 6.75% 2041	19,036	22,597
Arconic Corp. 6.00% 2025[1]	8,170	8,378
Arconic Rolled Products Corp. 6.125% 2028[1]	4,775	4,800
Ardagh Group SA 6.50% Cash 2027[1,5]	8,809	8,071
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	11,410	10,295
Ardagh Metal Packaging Finance USA, LLC 3.25% 2028[1]	10,000	9,096
Ardagh Packaging Finance 5.25% 2025[1]	570	570
Ardagh Packaging Finance 4.125% 2026[1]	5,645	5,445
Axalta Coating Systems LLC 4.75% 2027[1]	7,995	7,702
Ball Corp. 3.125% 2031	16,280	14,585
Braskem Idesa SAPI 6.99% 2032[1]	4,755	4,666
BWAY Parent Co., Inc. 5.50% 2024[1]	27,273	27,202
Canpack SA / Canpack US, LLC 3.875% 2029[1]	28,220	24,737
Cleveland-Cliffs, Inc. 9.875% 2025[1]	6,478	7,227
Cleveland-Cliffs, Inc. 6.75% 2026[1]	16,233	17,071
Cleveland-Cliffs, Inc. 5.875% 2027	53,855	55,339
Cleveland-Cliffs, Inc. 7.00% 2027	3,853	3,982
Cleveland-Cliffs, Inc. 4.625% 2029[1]	46,525	45,983
Cleveland-Cliffs, Inc. 4.875% 2031[1]	52,396	51,919
Consolidated Energy Finance SA 6.50% 2026[1]	10,805	11,041
Consolidated Energy Finance SA 5.625% 2028[1]	20,310	18,827
Constellium SE 3.75% 2029[1]	8,655	7,784
Crown Holdings, Inc. 7.375% 2026	2,000	2,260
CVR Partners LP 6.125% 2028[1]	21,150	21,179
Diamond (BC) BV 4.625% 2029[1]	3,445	3,099
Element Solutions, Inc. 3.875% 2028[1]	10,800	10,104
First Quantum Minerals, Ltd. 7.25% 2023[1]	24,101	24,090
First Quantum Minerals, Ltd. 6.50% 2024[1]	25,332	25,529
First Quantum Minerals, Ltd. 7.50% 2025[1]	75,026	76,244
First Quantum Minerals, Ltd. 6.875% 2026[1]	47,890	49,275
First Quantum Minerals, Ltd. 6.875% 2027[1]	98,615	103,403
FMG Resources 4.375% 2031[1]	11,210	10,622
Freeport-McMoRan, Inc. 3.875% 2023	201	203
Freeport-McMoRan, Inc. 4.55% 2024	2,500	2,579
Freeport-McMoRan, Inc. 4.25% 2030	303	306
Freeport-McMoRan, Inc. 4.625% 2030	900	921
Freeport-McMoRan, Inc. 5.40% 2034	4,288	4,768
Freeport-McMoRan, Inc. 5.45% 2043	8,393	9,415
FXI Holdings, Inc. 7.875% 2024[1]	72,441	72,265
FXI Holdings, Inc. 12.25% 2026[1]	108,707	117,846
GPC Merger Sub, Inc. 7.125% 2028[1]	9,665	8,790
Hexion, Inc. 7.875% 2027[1]	38,015	40,113
Hexion, Inc., Term Loan, (USD-SOFR + 4.25%) 4.75% 2028[2,3]	9,270	9,090
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	11,324	12,273
Kaiser Aluminum Corp. 4.625% 2028[1]	8,573	8,069
Labl, Inc. 5.875% 2028[1]	9,100	8,548
Labl, Inc. 8.25% 2029[1]	23,145	20,469
LSB Industries, Inc. 6.25% 2028[1]	25,815	26,222
LSF11 A5 HoldCo, LLC 6.625% 2029[1]	12,775	11,901
Mercer International, Inc. 5.125% 2029	7,090	6,850
Methanex Corp. 5.125% 2027	70,865	71,311
Methanex Corp. 5.25% 2029	21,220	21,579
Methanex Corp. 5.65% 2044	16,570	15,244
Neon Holdings, Inc. 10.125% 2026[1]	15,585	16,226
Nova Chemicals Corp. 4.875% 2024[1]	11,505	11,649
Nova Chemicals Corp. 5.00% 2025[1]	5,295	5,318
Nova Chemicals Corp. 5.25% 2027[1]	41,062	40,969
Nova Chemicals Corp. 4.25% 2029[1]	45,433	41,947
Novelis Corp. 3.25% 2026[1]	12,060	11,535
Novelis Corp. 4.75% 2030[1]	20,073	19,526
Novelis Corp. 3.875% 2031[1]	28,124	25,770
Olin Corp. 5.625% 2029	5,700	5,782
Olin Corp. 5.00% 2030	3,365	3,338
Olympus Water US Holding Corp. 4.25% 2028[1]	25,230	22,964
Owens-Illinois, Inc. 5.875% 2023[1]	9,000	9,210

American High-Income Trust	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Owens-Illinois, Inc. 6.375% 2025[1]	$5,341	$5,433
Pearl Merger Sub, Inc. 6.75% 2028[1]	7,294	7,319
Rayonier A.M. Products, Inc. 7.625% 2026[1]	4,113	4,076
SCIH Salt Holdings, Inc. 4.875% 2028[1]	90,485	85,407
SCIH Salt Holdings, Inc. 6.625% 2029[1]	36,985	33,275
SCIL IV LLC 5.375% 2026[1]	8,825	8,133
Scotts Miracle-Gro Co. 4.50% 2029	10,276	9,651
Scotts Miracle-Gro Co. 4.375% 2032	9,120	8,093
Sealed Air Corp. 4.00% 2027[1]	10,395	10,154
Silgan Holdings, Inc. 4.125% 2028	8,356	8,033
Summit Materials, Inc. 6.50% 2027[1]	5,478	5,581
Summit Materials, Inc. 5.25% 2029[1]	16,515	16,326
Trivium Packaging BV 5.50% 2026[1]	8,352	8,329
Trivium Packaging BV 8.50% 2027[1]	5,192	5,175
Tronox, Ltd. 4.625% 2029[1]	14,155	13,270
Unifrax Escrow Issuer Corp. 5.25% 2028[1]	12,150	11,302
Valvoline, Inc. 4.25% 2030[1]	4,441	4,061
Valvoline, Inc. 3.625% 2031[1]	10,905	9,440
Venator Materials Corp. 5.75% 2025[1]	69,258	55,760
Venator Materials Corp. 9.50% 2025[1]	22,280	23,382
W. R. Grace Holdings LLC 4.875% 2027[1]	11,410	11,178
W. R. Grace Holdings LLC 5.625% 2029[1]	9,765	9,156
Warrior Met Coal, Inc. 7.875% 2028[1]	43,015	45,312
		1,858,544

Industrials 8.18%
ADT Security Corp. 4.125% 2029[1]	15,430	14,351
Allison Transmission Holdings, Inc. 3.75% 2031[1]	19,425	17,651
American Airlines, Inc. 5.50% 2026[1]	37,325	37,657
Artera Services, LLC 9.033% 2025[1]	17,540	17,547
Atkore, Inc. 4.25% 2031[1]	8,150	7,592
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[2,3]	39,000	38,866
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	4,825	4,541
Avis Budget Car Rental, LLC 5.75% 2027[1]	18,910	18,957
Avis Budget Group, Inc. 4.75% 2028[1]	1,000	960
Avis Budget Group, Inc. 5.375% 2029[1]	15,095	14,889
Avolon Holdings Funding, Ltd. 5.25% 2024[1]	17,340	17,715
Avolon Holdings Funding, Ltd. 2.528% 2027[1]	36,710	32,493
BlueLinx Holdings, Inc. 6.00% 2029[1]	8,825	8,223
Boeing Company 4.508% 2023	470	478
Boeing Company 5.04% 2027	450	475
Boeing Company 3.90% 2049	540	489
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	553	557
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	1,258	1,288
Bombardier, Inc. 7.50% 2024[1]	7,550	7,808
Bombardier, Inc. 7.50% 2025[1]	26,159	26,324
Bombardier, Inc. 7.125% 2026[1]	50,575	49,625
Bombardier, Inc. 7.875% 2027[1]	105,125	103,047
Bombardier, Inc. 6.00% 2028[1]	32,785	30,773
Bombardier, Inc. 7.45% 2034[1]	8,670	8,843
Builders FirstSource, Inc. 4.25% 2032[1]	22,740	21,213
BWX Technologies, Inc. 4.125% 2028[1]	11,980	11,554
BWX Technologies, Inc. 4.125% 2029[1]	17,565	16,943
Clarivate Science Holdings Corp. 3.875% 2028[1]	31,755	30,332
Clarivate Science Holdings Corp. 4.875% 2029[1]	24,320	22,931
Clean Harbors, Inc. 4.875% 2027[1]	12,014	12,005
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	80	80
CoreLogic, Inc. 4.50% 2028[1]	88,882	83,985
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	22,275	22,080
Covanta Holding Corp. 5.00% 2030	22,240	21,121
Covert Mergeco, Inc. 4.875% 2029[1]	23,145	22,125
Dun & Bradstreet Corp. 5.00% 2029[1]	21,517	20,250
Eco Material Technologies, Inc. 7.875% 2027[1]	7,225	7,196
Electricidad Firme de Mexico Holdings, SA de CV, 4.90% 2026[1]	9,495	8,859
Garda World Security Corp. 6.00% 2029[1]	3,200	2,881
GFL Environmental, Inc. 3.50% 2028[1]	30,900	29,052
Global Infrastructure Solutions, Inc. 5.625% 2029[1]	10,000	9,654

12	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Gol Finance SA 8.00% 2026[1]	$6,072	$5,466
Harsco Corp. 5.75% 2027[1]	13,025	12,637
Herc Holdings, Inc. 5.50% 2027[1]	3,200	3,249
Howmet Aerospace, Inc. 6.875% 2025	1,510	1,642
Icahn Enterprises Finance Corp. 4.75% 2024	24,605	24,748
JELD-WEN Holding, Inc. 4.875% 2027[1]	8,721	8,368
Labl Escrow Issuer, LLC 6.75% 2026[1]	10,725	10,621
Labl Escrow Issuer, LLC 10.50% 2027[1]	22,105	22,180
LSC Communications, Inc. 8.75% 2023[1,4,7,8]	114,646	1,114
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]	8,059	78
Masonite International Corp. 3.50% 2030[1]	11,831	10,658
MasTec, Inc. 4.50% 2028[1]	9,375	9,308
Meritor, Inc. 4.50% 2028[1]	3,040	3,053
Mueller Water Products, Inc. 4.00% 2029[1]	5,115	4,852
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	4,375	4,411
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	22,475	22,555
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[1]	1,775	1,777
Park River Holdings, Inc. 5.625% 2029[1]	17,205	13,930
PGT Innovations, Inc. 4.375% 2029[1]	22,759	21,265
Pitney Bowes, Inc. 6.875% 2027[1]	11,500	10,901
PM General Purchaser LLC 9.50% 2028[1]	40,200	39,580
Prime Security Services Borrower, LLC 3.375% 2027[1]	8,100	7,421
Prime Security Services Borrower, LLC 6.25% 2028[1]	11,833	11,599
R.R. Donnelley & Sons Co. 6.125% 2026[1]	12,125	12,443
Ritchie Bros. Holdings, Inc. 4.75% 2031[1]	16,215	15,836
Roller Bearing Company of America, Inc. 4.375% 2029[1]	3,325	3,105
Rolls-Royce PLC 5.75% 2027[1]	8,205	8,438
Sensata Technologies Holding BV 4.00% 2029[1]	3,225	3,076
Sensata Technologies, Inc. 3.75% 2031[1]	8,800	8,154
SkyMiles IP, Ltd. 4.75% 2028[1]	31,455	31,751
SRS Distribution, Inc. 4.625% 2028[1]	10,080	9,649
SRS Distribution, Inc. 6.125% 2029[1]	615	568
Stericycle, Inc. 5.375% 2024[1]	20,884	21,318
Stericycle, Inc. 3.875% 2029[1]	26,235	24,429
The Brink’s Co. 4.625% 2027[1]	10,371	10,107
Titan International, Inc. 7.00% 2028	11,500	11,549
TransDigm, Inc. 6.25% 2026[1]	32,470	33,375
TransDigm, Inc. 6.375% 2026	5,560	5,617
TransDigm, Inc. 6.875% 2026	7,740	7,892
TransDigm, Inc. 5.50% 2027	16,295	16,193
TransDigm, Inc. 7.50% 2027	770	794
TransDigm, Inc. 4.625% 2029	11,331	10,609
TransDigm, Inc. 4.875% 2029	6,480	6,087
Triumph Group, Inc. 6.25% 2024[1]	62,603	62,391
Triumph Group, Inc. 8.875% 2024[1]	5,984	6,331
Triumph Group, Inc. 7.75% 2025[1]	3,865	3,898
Uber Technologies, Inc. 8.00% 2026[1]	8,710	9,265
United Airlines Holdings, Inc. 6.50% 2027[1]	77,065	80,437
United Airlines, Inc. 4.375% 2026[1]	9,510	9,367
United Airlines, Inc. 4.625% 2029[1]	13,650	12,998
United Rentals, Inc. 4.875% 2028	7,725	7,856
United Rentals, Inc. 5.25% 2030	5,484	5,665
United Rentals, Inc. 3.875% 2031	9,450	8,922
United Rentals, Inc. 3.75% 2032	8,360	7,810
Vertical Holdco GMBH 7.625% 2028[1]	6,344	6,301
Vertical U.S. Newco, Inc. 5.25% 2027[1]	30,995	30,692
WESCO Distribution, Inc. 7.125% 2025[1]	12,975	13,512
WESCO Distribution, Inc. 7.25% 2028[1]	12,400	13,185
Western Global Airlines LLC 10.375% 2025[1]	8,625	9,282
XPO Logistics, Inc. 6.25% 2025[1]	6,500	6,726
		1,590,451

Financials 7.17%
Advisor Group Holdings, LLC 6.25% 2028[1]	38,998	39,052
AG Merger Sub II, Inc. 10.75% 2027[1]	76,600	82,151
Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125% 2026[1]	11,100	10,730
Albion Financing 2 SARL 8.75% 2027[1]	7,400	7,133

American High-Income Trust	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	$28,540	$28,246
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	17,020	16,404
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	31,605	30,442
AmWINS Group, Inc. 4.875% 2029[1]	21,675	20,836
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	47,732	45,963
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[2,3]	22,600	22,360
AssuredPartners, Inc. 7.00% 2025[1]	226	225
AssuredPartners, Inc. 8.00% 2027[1]	10,909	11,049
AssuredPartners, Inc. 5.625% 2029[1]	6,395	5,898
BroadStreet Partners, Inc. 5.875% 2029[1]	9,950	9,299
Castlelake Aviation Finance DAC 5.00% 2027[1]	41,110	36,776
Cobra AcquisitionCo LLC 6.375% 2029[1]	6,910	5,939
Coinbase Global, Inc. 3.375% 2028[1]	39,049	34,547
Coinbase Global, Inc. 3.625% 2031[1]	38,725	33,088
Compass Diversified Holdings 5.25% 2029[1]	72,920	68,635
Compass Diversified Holdings 5.00% 2032[1]	23,275	21,105
Credit Acceptance Corp. 5.125% 2024[1]	9,190	9,235
Credit Suisse Group AG 7.50% junior subordinated perpetual bonds (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)[1,6]	2,295	2,336
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,7,8]	17,548	16,619
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,7,8]	23,397	22,159
Freedom Mortgage Corp. 7.625% 2026[1]	10,900	10,427
FS Energy and Power Fund 7.50% 2023[1]	70,134	71,941
Hightower Holding, LLC 6.75% 2029[1]	18,130	17,766
HUB International, Ltd. 7.00% 2026[1]	29,178	29,552
HUB International, Ltd. 5.625% 2029[1]	4,495	4,301
Icahn Enterprises Finance Corp. 5.25% 2027	5,503	5,410
Icahn Enterprises Finance Corp. 4.375% 2029	9,175	8,437
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	24,295	22,813
Ladder Capital Corp. 4.25% 2027[1]	31,286	30,046
Ladenburg Thalmann Financial Services, Inc. 6.50% 2027	80	1,416
LPL Holdings, Inc. 4.625% 2027[1]	22,098	21,753
LPL Holdings, Inc. 4.00% 2029[1]	32,095	30,502
LPL Holdings, Inc. 4.375% 2031[1]	20,400	19,767
MGIC Investment Corp. 5.25% 2028	7,625	7,541
MidCap Financial Issuer Trust 6.50% 2028[1]	13,250	12,480
MSCI, Inc. 4.00% 2029[1]	15,793	15,367
MSCI, Inc. 3.625% 2030[1]	3,759	3,532
MSCI, Inc. 3.625% 2031[1]	28,350	26,729
MSCI, Inc. 3.875% 2031[1]	27,015	25,670
MSCI, Inc. 3.25% 2033[1]	21,560	19,424
National Financial Partners Corp. 6.875% 2028[1]	14,489	13,855
Navient Corp. 5.50% 2023	28,488	28,877
Navient Corp. 5.875% 2024	28,815	29,435
Navient Corp. 6.125% 2024	23,112	23,556
Navient Corp. 6.75% 2025	9,000	9,258
Navient Corp. 6.75% 2026	5,210	5,321
Navient Corp. 5.00% 2027	53,762	51,305
Navient Corp. 4.875% 2028	5,570	5,130
Navient Corp. 5.50% 2029	38,840	36,221
Navient Corp. 5.625% 2033	32,712	27,610
OneMain Holdings, Inc. 7.125% 2026	24,220	25,916
Owl Rock Capital Corp. 3.75% 2025	12,093	11,712
Owl Rock Capital Corp. 4.00% 2025	449	442
Owl Rock Capital Corp. 3.375% 2026	5,685	5,346
Owl Rock Capital Corp. 2.625% 2027	400	359
Owl Rock Capital Corp. II 4.625% 2024[1]	9,835	9,816
Owl Rock Capital Corp. III 3.125% 2027[1]	11,350	10,058
Owl Rock Core Income Corp. 4.70% 2027[1]	15,700	15,119
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]	38,985	39,785
PRA Group, Inc. 5.00% 2029[1]	3,780	3,590
Quicken Loans, LLC 3.625% 2029[1]	6,605	6,044
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]	17,010	15,654
Ryan Specialty Group, LLC 4.375% 2030[1]	14,355	13,583
Springleaf Finance Corp. 6.125% 2024	3,700	3,797
Springleaf Finance Corp. 6.625% 2028	9,960	10,450

14	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Springleaf Finance Corp. 5.375% 2029	$6,627	$6,450
Starwood Property Trust, Inc. 5.50% 2023[1]	7,195	7,326
Starwood Property Trust, Inc. 4.375% 2027[1]	11,835	11,496
		1,392,612

Information technology 4.29%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.50% 2024[2,3]	3,861	3,817
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	72,794	71,775
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 2025[2,3]	17,170	17,122
Avaya, Inc. 6.125% 2028[1]	7,090	7,000
Black Knight, Inc. 3.625% 2028[1]	20,360	19,319
BMC Software, Inc. 7.125% 2025[1]	6,010	6,240
BMC Software, Inc. 9.125% 2026[1]	4,290	4,429
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]	24,550	24,374
Booz Allen Hamilton, Inc. 3.875% 2028[1]	36,443	35,218
Booz Allen Hamilton, Inc. 4.00% 2029[1]	21,393	20,917
CA Magnum Holdings 5.375% 2026[1]	9,300	9,184
Ciena Corp. 4.00% 2030[1]	13,850	13,351
CommScope Finance LLC 6.00% 2026[1]	8,605	8,715
CommScope Finance LLC 8.25% 2027[1]	6,000	5,842
CommScope Technologies LLC 6.00% 2025[1]	7,425	7,041
CommScope Technologies LLC 5.00% 2027[1]	4,750	4,136
Condor Merger Sub, Inc. 7.375% 2030[1]	21,920	21,057
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.063% 2023[2,3]	5,147	5,060
Diebold Nixdorf, Inc. 9.375% 2025[1]	77,875	79,229
Diebold, Inc. 8.50% 2024	19,511	18,730
Elastic NV 4.125% 2029[1]	6,750	6,286
Fair Isaac Corp. 4.00% 2028[1]	30,475	29,558
Gartner, Inc. 4.50% 2028[1]	31,307	31,226
Gartner, Inc. 3.625% 2029[1]	3,657	3,433
Gartner, Inc. 3.75% 2030[1]	10,525	9,897
Imola Merger Corp. 4.75% 2029[1]	5,000	4,821
J2 Global, Inc. 4.625% 2030[1]	339	323
MicroStrategy, Inc. 6.125% 2028[1]	16,275	15,856
MoneyGram International, Inc. 5.375% 2026[1]	29,850	31,111
NCR Corp. 5.125% 2029[1]	48,125	46,322
PTC, Inc. 3.625% 2025[1]	216	214
Rocket Software, Inc. 6.50% 2029[1]	14,075	12,801
Sabre GLBL, Inc. 7.375% 2025[1]	1,950	2,039
Sabre Holdings Corp. 9.25% 2025[1]	7,154	7,943
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	11,122	11,060
Square, Inc. 2.75% 2026[1]	34,725	32,864
Square, Inc. 3.50% 2031[1]	28,810	26,409
Synaptics, Inc. 4.00% 2029[1]	5,225	4,936
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[2,3]	8,904	8,843
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[2,3]	56,345	56,110
Unisys Corp. 6.875% 2027[1]	32,965	34,529
VeriSign, Inc. 5.25% 2025	3,068	3,225
Veritas Holdings, Ltd. 7.50% 2025[1]	47,350	44,978
Viavi Solutions, Inc. 3.75% 2029[1]	3,750	3,524
Xerox Corp. 5.00% 2025[1]	12,575	12,737
Xerox Corp. 5.50% 2028[1]	11,000	10,739
		834,340

Consumer staples 3.62%
Albertsons Companies, Inc. 3.50% 2023[1]	10,207	10,223
Albertsons Companies, Inc. 4.625% 2027[1]	10,475	10,144
Albertsons Companies, Inc. 5.875% 2028[1]	5,000	4,992
Albertsons Companies, Inc. 3.50% 2029[1]	44,752	40,442
Albertsons Companies, Inc. 4.875% 2030[1]	5,915	5,771
B&G Foods, Inc. 5.25% 2025	18,557	18,175
B&G Foods, Inc. 5.25% 2027	25,411	24,317
CD&R Smokey Buyer, Inc. 6.75% 2025[1]	5,070	5,218
Central Garden & Pet Co. 4.125% 2030	17,556	15,873
Central Garden & Pet Co. 4.125% 2031[1]	18,755	16,911
Coty, Inc. 5.00% 2026[1]	11,000	10,731
Coty, Inc. 6.50% 2026[1]	7,980	7,946

American High-Income Trust	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Coty, Inc. 4.75% 2029[1]	$22,195	$20,753
Darling Ingredients, Inc. 5.25% 2027[1]	7,931	8,099
Edgewell Personal Care Co. 5.50% 2028[1]	4,775	4,759
Energizer Holdings, Inc. 4.375% 2029[1]	9,560	8,380
Ingles Markets, Inc. 4.00% 2031[1]	6,570	6,213
Kraft Heinz Company 3.00% 2026	9,128	9,016
Kraft Heinz Company 3.875% 2027	17,995	18,303
Kraft Heinz Company 3.75% 2030	2,285	2,287
Kraft Heinz Company 5.00% 2042	4,090	4,374
Kraft Heinz Company 5.20% 2045	900	975
Kraft Heinz Company 4.375% 2046	12,790	12,680
Kraft Heinz Company 4.875% 2049	13,645	14,394
Kraft Heinz Company 5.50% 2050	15,965	18,209
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	32,160	29,734
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	56,072	47,495
Lamb Weston Holdings, Inc. 4.875% 2028[1]	2,340	2,345
Lamb Weston Holdings, Inc. 4.125% 2030[1]	50,775	47,500
Lamb Weston Holdings, Inc. 4.375% 2032[1]	10,600	9,920
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.756% 2026[2,3]	23,499	23,378
Performance Food Group, Inc. 5.50% 2027[1]	13,380	13,332
Performance Food Group, Inc. 4.25% 2029[1]	7,285	6,648
Post Holdings, Inc. 5.625% 2028[1]	34,660	34,077
Post Holdings, Inc. 5.50% 2029[1]	27,109	26,126
Post Holdings, Inc. 4.625% 2030[1]	51,665	46,607
Post Holdings, Inc. 4.50% 2031[1]	24,475	21,721
Prestige Brands International, Inc. 5.125% 2028[1]	11,533	11,471
Prestige Brands International, Inc. 3.75% 2031[1]	14,440	12,916
Simmons Foods, Inc. 4.625% 2029[1]	19,185	18,011
Spectrum Brands, Inc. 5.75% 2025	3,272	3,338
TreeHouse Foods, Inc. 4.00% 2028	11,975	10,152
United Natural Foods, Inc. 6.75% 2028[1]	31,195	32,012
US Foods, Inc. 4.625% 2030[1]	8,680	8,046
		704,014

Real estate 2.98%
Brookfield Property REIT, Inc. 5.75% 2026[1]	42,942	42,606
Diversified Healthcare Trust 4.375% 2031	12,245	10,509
Howard Hughes Corp. 5.375% 2028[1]	31,183	31,356
Howard Hughes Corp. 4.125% 2029[1]	32,238	30,316
Howard Hughes Corp. 4.375% 2031[1]	51,912	48,869
Iron Mountain, Inc. 4.875% 2027[1]	29,660	29,378
Iron Mountain, Inc. 5.00% 2028[1]	6,202	6,057
Iron Mountain, Inc. 5.25% 2028[1]	24,088	23,806
Iron Mountain, Inc. 5.25% 2030[1]	52,325	51,350
Iron Mountain, Inc. 4.50% 2031[1]	19,090	17,654
Kennedy-Wilson Holdings, Inc. 4.75% 2029	49,700	48,015
Kennedy-Wilson Holdings, Inc. 4.75% 2030	45,238	43,105
Kennedy-Wilson Holdings, Inc. 5.00% 2031	45,955	44,201
Ladder Capital Corp. 5.25% 2025[1]	14,495	14,458
Ladder Capital Corp. 4.75% 2029[1]	2,015	1,903
Medical Properties Trust, Inc. 5.00% 2027	13,527	13,770
Medical Properties Trust, Inc. 3.50% 2031	4,187	3,896
Park Intermediate Holdings LLC 4.875% 2029[1]	20,845	19,583
Realogy Corp. 5.75% 2029[1]	24,200	22,855
Realogy Corp. 5.25% 2030[1]	28,895	26,620
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	11,330	10,664
RLJ Lodging Trust, LP 4.00% 2029[1]	14,905	13,805
WeWork Companies, Inc. 7.875% 2025[1]	3,025	2,738
WeWork Companies, LLC 5.00% 2025[1]	24,450	20,594
		578,108

Utilities 2.88%
AES Corp. 3.30% 2025[1]	12,600	12,389
AmeriGas Partners LP 5.875% 2026	5,770	5,763
AmeriGas Partners LP 5.75% 2027	11,573	11,555
Calpine Corp. 5.25% 2026[1]	1,051	1,058
Calpine Corp. 4.50% 2028[1]	4,000	3,909

16	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Calpine Corp. 5.125% 2028[1]	$8,282	$7,904
Calpine Corp. 3.75% 2031[1]	9,175	8,229
Calpine Corp. 5.00% 2031[1]	15,000	13,676
DPL, Inc. 4.125% 2025	12,465	12,396
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	18,225	19,250
Enfragen Energia Sur SA 5.375% 2030[1]	4,850	3,379
FirstEnergy Corp. 2.25% 2030	21,125	18,736
FirstEnergy Corp. 2.65% 2030	6,754	6,145
FirstEnergy Corp. 7.375% 2031	17,026	21,030
FirstEnergy Corp. 3.40% 2050	10,444	8,818
FirstEnergy Corp., Series B, 4.40% 2027[6]	550	554
FirstEnergy Corp., Series C, 5.35% 2047[6]	5,900	6,169
FirstEnergy Transmission LLC 2.866% 2028[1]	11,850	11,016
FirstEnergy Transmission LLC 4.55% 2049[1]	2,000	1,917
Instituto Costarricense de Electricidad 6.75% 2031[1]	8,650	8,733
Inversiones Latin America Power 5.125% 2033[1]	1,675	1,368
NextEra Energy Partners LP 4.25% 2024[1]	3,163	3,206
NextEra Energy Partners LP 3.875% 2026[1]	2,373	2,349
NGL Energy Partners LP 7.50% 2026	14,050	12,275
NRG Energy, Inc. 3.625% 2031[1]	21,050	18,546
Pacific Gas and Electric Co. 3.75% 2028	6,000	5,754
Pacific Gas and Electric Co. 4.55% 2030	12,203	12,127
Pacific Gas and Electric Co. 2.50% 2031	2,000	1,728
Pacific Gas and Electric Co. 3.30% 2040	4,540	3,726
Pacific Gas and Electric Co. 3.50% 2050	9,040	7,303
Pacific Gas and Electric Co. 4.95% 2050	6,675	6,313
PG&E Corp. 5.00% 2028	59,690	57,762
PG&E Corp. 5.25% 2030	65,340	63,458
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	4,766	4,715
Talen Energy Corp. 6.50% 2025	4,025	1,019
Talen Energy Corp. 10.50% 2026[1]	75,038	18,759
Talen Energy Corp. 7.25% 2027[1]	69,727	65,267
Talen Energy Corp. 6.625% 2028[1]	1,819	1,695
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.207% 2026[2,3]	12,145	11,119
Talen Energy Supply, LLC 7.625% 2028[1]	29,950	27,798
Targa Resources Partners LP 4.00% 2032	8,525	8,214
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	27,420	26,695
Vistra Operations Co. LLC 3.55% 2024[1]	5,769	5,719
Vistra Operations Co. LLC 5.625% 2027[1]	9,825	9,828
		559,369

Total corporate bonds, notes & loans		17,353,788

U.S. Treasury bonds & notes 0.45%
U.S. Treasury inflation-protected securities 0.27%
U.S. Treasury Inflation-Protected Security 0.50% 2024[9,10]	33,461	35,115
U.S. Treasury Inflation-Protected Security 0.125% 2051[9,10]	17,273	17,733
		52,848

U.S. Treasury 0.18%
U.S. Treasury 1.75% 2022[9]	35,000	35,111

Total U.S. Treasury bonds & notes		87,959

Mortgage-backed obligations 0.07%
Collateralized mortgage-backed obligations 0.07%
Treehouse Park Improvement Association No.1 9.75% 2033[1,7,8]	15,299	14,282

Asset-backed obligations 0.04%
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[1,11]	5,000	4,752
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,11]	5,240	2,685
		7,437

Total bonds, notes & other debt instruments (cost: $18,295,386,000)		17,463,466

American High-Income Trust	17

Convertible bonds & notes 0.21%	Principal amount (000)	Value (000)
Communication services 0.20%
DISH DBS Corp., convertible notes, 3.375% 2026	$42,635	$38,457

Energy 0.01%
Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[1,5,7,8]	2,454	2,454

Total convertible bonds & notes (cost: $46,603,000)		40,911

Convertible stocks 0.18%	Shares
Financials 0.15%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	26,724	29,864

Utilities 0.03%
PG&E Corp., convertible preferred units, 5.50% 2023	57,000	6,409

Total convertible stocks (cost: $30,117,000)		36,273

Common stocks 3.43%
Energy 1.53%
Chesapeake Energy Corp.	1,160,690	100,980
Oasis Petroleum, Inc.	450,000	65,835
Denbury, Inc.[12]	435,000	34,178
Diamond Offshore Drilling, Inc.[12]	3,107,972	22,160
Diamond Offshore Drilling, Inc.[1,12]	1,092,958	7,793
Weatherford International[12]	796,137	26,511
Ascent Resources - Utica LLC, Class A7,8,12,13	90,532,504	22,633
California Resources Corp.	183,103	8,190
McDermott International, Ltd.[12]	3,921,721	2,588
McDermott International, Ltd.[1,12,13]	1,745,604	1,152
Civitas Resources, Inc.	57,659	3,443
Southwestern Energy Co.[12]	229,524	1,646
Mesquite Energy, Inc.[7,8,12]	109,992	660
Petroplus Holdings AG7,8,12	3,360,000	—	[14]
		297,769

Health care 1.06%
Rotech Healthcare, Inc.[7,8,12,13,15]	1,916,276	206,958

Communication services 0.28%
Frontier Communications Parent, Inc.[12]	1,021,177	28,256
Intelsat SA (New)[7,12]	318,478	9,554
iHeartMedia, Inc., Class A12	378,645	7,168
Cumulus Media, Inc., Class A12	561,642	5,588
Clear Channel Outdoor Holdings, Inc.[12]	890,868	3,083
		53,649

Consumer discretionary 0.25%
NMG Parent LLC[12]	182,562	31,400
MYT Holding Co., Class B7,12,15	7,468,376	16,804
		48,204

Financials 0.20%
Jonah Energy Parent LLC[7,8,12,15]	747,471	30,370
Navient Corp.	537,500	9,159
		39,529

Information technology 0.10%
MoneyGram International, Inc.[12]	1,310,886	13,843
Diebold Nixdorf, Inc.[12]	685,000	4,610
		18,453

Utilities 0.01%
Vistra Corp.	105,946	2,463

Total common stocks (cost: $499,550,000)		667,025

18	American High-Income Trust

Preferred securities 0.16%	Shares	Value (000)
Consumer discretionary 0.11%
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029[12,15]	19,884,070	$21,873

Industrials 0.05%
ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,12]	13,566	9,544

Energy 0.00%
McDermott International, Inc., 8.00% cumulative preferred shares[7,8,12]	1,130	56

Total preferred securities (cost: $32,392,000)		31,473

Rights & warrants 0.12%
Consumer discretionary 0.09%
NMG Parent LLC, warrants, expire 2027[7,12]	407,047	17,276

Energy 0.03%
Chesapeake Energy Corp., Class B, warrants, expire 2026[12]	28,742	1,711
Chesapeake Energy Corp., Class A, warrants, expire 2026[12]	25,868	1,656
Chesapeake Energy Corp., Class C, warrants, expire 2026[12]	19,731	1,099
California Resources Corp., warrants, expire 2024[12]	16,108	232
Denbury, Inc., Series B, warrants, expire 2023[1,12]	155	8
McDermott International, Inc., warrants, expire 2027[7,8,12]	400,530	—	[14]
McDermott International, Inc., warrants, expire 2027[7,8,12]	445,033	—	[14]
Sable Permian Resources, LLC, Class A, warrants, expire 2024[7,8,12]	42,744	—	[14]
		4,706

Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A7,12	33,352	183
Intelsat Jackson Holdings SA (CVR), Series B7,12	33,352	117
		300

Utilities 0.00%
Vistra Energy Corp., rights[1,7,8,12]	2,202	—	[14]

Total rights & warrants (cost: $14,525,000)		22,282

Short-term securities 4.45%
Money market investments 4.45%
Capital Group Central Cash Fund 0.32%[15,16]	8,647,451	864,745

Total short-term securities (cost: $864,965,000)		864,745
Total investment securities 98.40% (cost: $19,783,538,000)		19,126,175
Other assets less liabilities 1.60%		310,178

Net assets 100.00%		$19,436,353

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Short	121	June 2022	$(13,877)	$446
10 Year Ultra U.S. Treasury Note Futures	Short	39	June 2022	(5,283)	175
10 Year U.S. Treasury Note Futures	Short	1,531	June 2022	(188,122)	4,839
30 Year Ultra U.S. Treasury Bond Futures	Short	12	June 2022	(2,125)	97
					$5,557

American High-Income Trust	19

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	$323,285	$(17,405)	$(15,029)	$(2,376)

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2022 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	$104,086	$6,448	$5,574	$874

Investments in affiliates15

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2022 (000)	Interest or dividend income (000)
Bonds, notes & other debt instruments 0.00%
Health care 0.00%
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[2,3,5,7,17]	$44,394	$2,999	$47,393	$(111)	$111	$—	$3,052
Common stocks 1.31%
Energy 0.00%
Tapstone Energy, LLC[1,7,12,17]	4,970	—	2,304	2,299	(4,965)	—	—
Health care 1.06%
Rotech Healthcare, Inc.[7,8,12,13]	206,958	—	—	—	—	206,958	—
Consumer discretionary 0.09%
MYT Holding Co., Class B7,12	39,209	—	—	—	(22,405)	16,804	—
Financials 0.16%
Jonah Energy Parent LLC[7,8,12]	16,070	—	—	—	14,300	30,370	—
Industrials 0.00%
New AMI I, LLC[7,12,17]	125,135	—	96,044	11,365	(40,456)	—	—
Total common stocks						254,132
Preferred securities 0.11%
Consumer discretionary 0.11%
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029[12]	21,032	—	—	—	841	21,873	—
Short-term securities 4.45%
Money market investments 4.45%
Capital Group Central Cash Fund 0.32%[16]	1,140,704	2,344,534	2,620,349	(83)	(61)	864,745	512
Total 5.87%				$13,470	$(52,635)	$1,140,750	$3,564

Private placement securities13

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$41,128	$206,958	1.06%
Ascent Resources - Utica LLC, Class A	4/25/2016-11/15/2016	4,340	22,633	.12
McDermott International, Ltd.	4/4/2018-12/31/2020	7,967	1,152	.01
Total private placement securities		53,435	230,743	1.19%

20	American High-Income Trust

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,870,583,000, which represented 66.22% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $502,133,000, which represented 2.58% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $417,091,000, which represented 2.15% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,972,000, which represented .08% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Security did not produce income during the last 12 months.
[13]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[14]	Amount less than one thousand.
[15]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[16]	Rate represents the seven-day yield at 3/31/2022.
[17]	Affiliated issuer during the reporting period but no longer held at 3/31/2022.

Key to abbreviations and symbol

CME = CME Group
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars

See notes to financial statements.

American High-Income Trust	21

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $18,842,408)	$17,985,425
Affiliated issuers (cost: $941,130)	1,140,750	$19,126,175
Cash		55,770
Cash collateral pledged for futures contracts		62
Receivables for:
Sales of investments	103,655
Sales of fund’s shares	14,200
Dividends and interest	280,974
Variation margin on centrally cleared swap contracts	549	399,378
		19,581,385
Liabilities:
Payables for:
Purchases of investments	109,170
Repurchases of fund’s shares	23,442
Dividends on fund’s shares	2,898
Investment advisory services	4,374
Services provided by related parties	4,110
Trustees’ deferred compensation	326
Variation margin on futures contracts	428
Variation margin on centrally cleared swap contracts	219
Other	65	145,032
Net assets at March 31, 2022		$19,436,353

Net assets consist of:
Capital paid in on shares of beneficial interest		$21,687,887
Total accumulated loss		(2,251,534)
Net assets at March 31, 2022		$19,436,353

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (1,935,053 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$11,180,773	1,113,140	$10.04
Class C	292,343	29,105	10.04
Class T	10	1	10.04
Class F-1	312,819	31,144	10.04
Class F-2	1,805,757	179,778	10.04
Class F-3	974,115	96,981	10.04
Class 529-A	342,057	34,055	10.04
Class 529-C	13,819	1,376	10.04
Class 529-E	13,005	1,295	10.04
Class 529-T	13	1	10.04
Class 529-F-1	11	1	10.04
Class 529-F-2	35,835	3,568	10.04
Class 529-F-3	11	1	10.04
Class R-1	13,572	1,351	10.04
Class R-2	122,885	12,234	10.04
Class R-2E	6,859	683	10.04
Class R-3	153,587	15,291	10.04
Class R-4	129,864	12,929	10.04
Class R-5E	18,286	1,821	10.04
Class R-5	34,721	3,457	10.04
Class R-6	3,986,011	396,841	10.04

See notes to financial statements.

22	American High-Income Trust

Financial statements (continued)

Statement of operations	unaudited
for the six months ended March 31, 2022	(dollars in thousands)

Investment income:
Income:
Interest (includes $3,052 from affiliates)	$494,721
Dividends (net of non-U.S. taxes of $4; also includes $512 from affiliates)	8,717	$503,438
Fees and expenses*:
Investment advisory services	25,079
Distribution services	19,072
Transfer agent services	8,895
Administrative services	2,972
529 plan services	119
Reports to shareholders	332
Registration statement and prospectus	524
Trustees’ compensation	18
Auditing and legal	207
Custodian	24
Other	181	57,423
Net investment income		446,015

Net realized gain and unrealized depreciation:
Net realized gain on:
Investments (net of non-U.S. taxes of $12):
Unaffiliated issuers	153,631
Affiliated issuers	13,470
Futures contracts	21,376
Swap contracts	3,173	191,650
Net unrealized depreciation on:
Investments:
Unaffiliated issuers	(1,109,331)
Affiliated issuers	(52,635)
Futures contracts	(189)
Swap contracts	(2,386)
Currency translations	(127)	(1,164,668)
Net realized gain and unrealized depreciation		(973,018)

Net decrease in net assets resulting from operations		$(527,003)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

American High-Income Trust	23

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2022*	Year ended September 30, 2021
Operations:
Net investment income	$446,015	$875,405
Net realized gain	191,650	363,040
Net unrealized (depreciation) appreciation	(1,164,668)	1,311,323
Net (decrease) increase in net assets resulting from operations	(527,003)	2,549,768

Distributions paid or accrued to shareholders	(451,200)	(925,224)

Net capital share transactions	414,541	1,630,014

Total (decrease) increase in net assets	(563,662)	3,254,558

Net assets:
Beginning of period	20,000,015	16,745,457
End of period	$19,436,353	$20,000,015

*	Unaudited.

See notes to financial statements.

24	American High-Income Trust

Notes to financial statements	unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

American High-Income Trust	25

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

26	American High-Income Trust

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of March 31, 2022 (dollars in thousands):

American High-Income Trust	27

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$17,267,588	$86,200		$17,353,788
U.S. Treasury bonds & notes	—	87,959	—		87,959
Mortgage-backed obligations	—	—	14,282		14,282
Asset-backed obligations	—	7,437	—		7,437
Convertible bonds & notes	—	38,457	2,454		40,911
Convertible stocks	6,409	29,864	—		36,273
Common stocks	348,646	57,758	260,621		667,025
Preferred securities	—	21,873	9,600		31,473
Rights & warrants	4,706	17,576	—	[1]	22,282
Short-term securities	864,745	—	—		864,745
Total	$1,224,506	$17,528,512	$373,157		$19,126,175

	Other investments[2]
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$5,557	$—	$—		$5,557
Unrealized appreciation on credit default swaps	—	874	—		874
Liabilities:
Unrealized depreciation on credit default swaps	—	(2,376)	—		(2,376)
Total	$5,557	$(1,502)	$—		$4,055

[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2022 (dollars in thousands):

	Beginning value at 10/1/2021	Transfers into Level 3[3]	Purchases	Sales	Net realized gain[4]	Unrealized depreciation[4]	Transfers out of Level 3[3]	Ending value at 3/31/2022
Investment securities	$471,243	$—	$56,642	$(146,124)	$13,686	$(24,290)	$—	$373,157

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2022								$20,955

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[4]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

28	American High-Income Trust

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2022		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments			Estimated recovery value	Expected proceeds	N/A	N/A	N/A
				Vendor price	N/A	N/A	N/A
				Par value	N/A	N/A	N/A
				Risk discount	50%	50%	Decrease
	$100,482			Call price	N/A	N/A	N/A
			Yield analysis	YTM risk premium	104 bps	104 bps	Decrease
			Transaction price	Net adjustment based on market comparables movement (decrease)	5%	5%	Decrease
Convertible bonds & notes	2,454		Transaction price	N/A	N/A	N/A	N/A
Common stocks	260,621		Liquidation value	N/A	N/A	N/A	N/A
			Estimated recovery value	Exchange terms	N/A	N/A	N/A
				Par value	N/A	N/A	N/A
				Risk discount	90%	90%	Decrease
				Net adjustment based on market comparables (decrease)	20%	20%	Decrease
			Market comparable companies	EV/EBITDA multiple	2.0x - 4.9x	3.2x	Increase
				EV/EBITDA less CapEx multiple	10.4x	10.4x	Increase
				Discount to EV/EBITDA less CapEx multiple	15%	15%	Decrease
				DLOM	19%	19%	Decrease
Preferred securities	9,600		Estimated recovery value	Par value	N/A	N/A	N/A
				Risk discount	95%	95%	Decrease
			Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
				DLOM	30%	30%	Decrease
Rights & warrants	—	[3]	Estimated recovery value	N/A	N/A	N/A	N/A
Total	$373,157

[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

American High-Income Trust	29

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

30	American High-Income Trust

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of March 31, 2022, the fund’s maximum exposure of unfunded bond commitments was $2,369,000, which would represent .01% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $930,981,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

American High-Income Trust	31

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $534,329,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, March 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5,557	Unrealized depreciation*	$—
Swap (centrally cleared)	Credit	Unrealized appreciation*	874	Unrealized depreciation*	2,376
			$6,431		$2,376

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$21,376	Net unrealized depreciation on futures contracts	$(189)
Swap	Credit	Net realized gain on swap contracts	3,173	Net unrealized depreciation on swap contracts	(2,386)
			$24,549		$(2,575)

*	Includes cumulative appreciation/depreciation on futures contracts and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

32	American High-Income Trust

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$19,475
Capital loss carryforward[1]	(1,627,159)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$362,069
Gross unrealized depreciation on investments	(1,158,938)
Net unrealized depreciation on investments	(796,869)
Cost of investments	19,936,554

American High-Income Trust	33

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2022		Year ended September 30, 2021
Class A	$254,820		$532,814
Class C	5,788		13,674
Class T	—	[2]	1
Class F-1	8,314		20,847
Class F-2	44,523		84,274
Class F-3	25,286		44,762
Class 529-A	7,785		16,839
Class 529-C	274		734
Class 529-E	283		664
Class 529-T	—	[2]	1
Class 529-F-1	—	[2]	148
Class 529-F-2[3]	875		1,629
Class 529-F-3[3]	—	[2]	1
Class R-1	263		580
Class R-2	2,389		5,436
Class R-2E	148		359
Class R-3	3,375		6,925
Class R-4	2,989		6,349
Class R-5E	396		691
Class R-5	1,651		4,095
Class R-6	92,041		184,401
Total	$451,200		$925,224

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. For the six months ended March 31, 2022, the investment advisory services fees were $25,079,000, which were equivalent to an annualized rate of 0.253% of average daily net assets.

34	American High-Income Trust

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2022, the 529 plan services fees were $119,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

American High-Income Trust	35

For the six months ended March 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$15,389	$6,793		$1,718		Not applicable
Class C	1,559	184		47		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	471	285		56		Not applicable
Class F-2	Not applicable	931		282		Not applicable
Class F-3	Not applicable	5		157		Not applicable
Class 529-A	403	198		53		$100
Class 529-C	75	9		2		4
Class 529-E	33	3		2		4
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	10		6		11
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	70	7		2		Not applicable
Class R-2	480	226		19		Not applicable
Class R-2E	22	8		1		Not applicable
Class R-3	404	124		24		Not applicable
Class R-4	166	64		20		Not applicable
Class R-5E	Not applicable	13		3		Not applicable
Class R-5	Not applicable	19		11		Not applicable
Class R-6	Not applicable	16		569		Not applicable
Total class-specific expenses	$19,072	$8,895		$2,972		$119

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $18,000 in the fund’s statement of operations reflects $34,000 in current fees (either paid in cash or deferred) and a net decrease of $16,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $33,261,000 and $90,664,000, respectively, which generated $972,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2022.

36	American High-Income Trust

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2022.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2022

Class A	$700,248	67,465	$245,338		23,799		$(803,138)	(77,787)	$142,448	13,477
Class C	26,804	2,586	5,562		539		(51,179)	(4,958)	(18,813)	(1,833)
Class T	—	—	—		—		—	—	—	—
Class F-1	78,160	7,535	7,952		770		(170,142)	(16,467)	(84,030)	(8,162)
Class F-2	391,491	37,736	42,213		4,093		(423,589)	(41,067)	10,115	762
Class F-3	421,652	40,359	24,629		2,387		(626,997)	(60,068)	(180,716)	(17,322)
Class 529-A	23,020	2,221	7,755		753		(29,738)	(2,869)	1,037	105
Class 529-C	2,026	195	272		26		(3,791)	(365)	(1,493)	(144)
Class 529-E	809	78	282		27		(1,535)	(147)	(444)	(42)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	4,255	409	870		84		(4,945)	(477)	180	16
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	1,115	108	262		25		(1,497)	(146)	(120)	(13)
Class R-2	15,064	1,456	2,368		230		(23,250)	(2,240)	(5,818)	(554)
Class R-2E	1,199	116	147		14		(1,787)	(172)	(441)	(42)
Class R-3	19,643	1,893	3,341		324		(28,350)	(2,734)	(5,366)	(517)
Class R-4	18,612	1,797	2,971		289		(20,597)	(1,994)	986	92
Class R-5E	5,419	521	394		39		(1,726)	(168)	4,087	392
Class R-5	7,829	752	1,505		145		(55,127)	(5,378)	(45,793)	(4,481)
Class R-6	622,814	59,665	92,025		8,935		(116,117)	(11,266)	598,722	57,334
Total net increase (decrease)	$2,340,160	224,892	$437,886		42,479		$(2,363,505)	(228,303)	$414,541	39,068

See end of table for footnotes.

American High-Income Trust	37

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2021

Class A	$1,568,644	152,189	$511,631	49,857		$(1,448,383)	(141,322)	$631,892	60,724
Class C	69,701	6,752	13,113	1,280		(116,039)	(11,325)	(33,225)	(3,293)
Class T	—	—	—	—		—	—	—	—
Class F-1	136,503	13,242	19,944	1,945		(181,385)	(17,549)	(24,938)	(2,362)
Class F-2	823,825	80,104	79,129	7,702		(521,378)	(50,766)	381,576	37,040
Class F-3	891,337	85,974	43,456	4,215		(388,857)	(37,626)	545,936	52,563
Class 529-A	48,917	4,749	16,785	1,636		(60,517)	(5,889)	5,185	496
Class 529-C	3,869	377	730	72		(8,656)	(842)	(4,057)	(393)
Class 529-E	1,409	138	661	65		(2,771)	(270)	(701)	(67)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	512	53	1	—	[2]	(31,804)	(3,306)	(31,291)	(3,253)
Class 529-F-2[3]	38,989	3,998	1,622	157		(6,221)	(603)	34,390	3,552
Class 529-F-3[3]	10	1	1	—	[2]	—	—	11	1
Class R-1	2,810	273	578	56		(3,736)	(365)	(348)	(36)
Class R-2	30,814	2,998	5,394	526		(35,134)	(3,432)	1,074	92
Class R-2E	1,867	182	357	35		(2,873)	(279)	(649)	(62)
Class R-3	53,673	5,181	6,850	668		(48,830)	(4,759)	11,693	1,090
Class R-4	34,347	3,342	6,319	616		(36,215)	(3,534)	4,451	424
Class R-5E	5,685	553	688	67		(3,707)	(360)	2,666	260
Class R-5	18,009	1,745	4,076	397		(19,062)	(1,866)	3,023	276
Class R-6	579,154	56,451	184,114	17,942		(659,943)	(63,886)	103,325	10,507
Total net increase (decrease)	$4,310,075	418,302	$895,450	87,236		$(3,575,511)	(347,979)	$1,630,014	157,559

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

11. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,451,727,000 and $3,979,781,000, respectively, during the six months ended March 31, 2022.

38	American High-Income Trust

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
3/31/2022[5,6]	$10.55	$.23	$(.51)	$(.28)	$(.23)	$10.04	(2.69)%[7]	$11,181		.68%[8]		.68%[8]		4.40%[8]
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.05	11,600		.69		.69		4.61
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.71	10,008		.73		.73		6.11
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.39	10,428		.72		.72		6.14
9/30/2018	10.48	.61	(.25)	.36	(.59)	10.25	3.59	10,753		.69		.69		5.92
9/30/2017	10.18	.60	.27	.87	(.57)	10.48	8.73	11,666		.69		.69		5.79
Class C:
3/31/2022[5,6]	10.55	.19	(.51)	(.32)	(.19)	10.04	(3.05)[7]	292		1.41	[8]	1.41	[8]	3.66	[8]
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.22	326		1.43		1.43		3.89
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96	330		1.47		1.47		5.41
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.61	521		1.48		1.48		5.38
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.77	616		1.48		1.48		5.11
9/30/2017	10.18	.52	.27	.79	(.49)	10.48	7.87	760		1.48		1.48		5.00
Class T:
3/31/2022[5,6]	10.55	.24	(.51)	(.27)	(.24)	10.04	(2.56)[7,9]	—	[10]	.41	[8,9]	.41	[8,9]	4.66	[8,9]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.36 [9]	—	[10]	.43	[9]	.43	[9]	4.87	[9]
9/30/2020	9.96	.61	(.34)	.27	(.60)	9.63	2.97 [9]	—	[10]	.47	[9]	.47	[9]	6.37	[9]
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.65 [9]	—	[10]	.47	[9]	.47	[9]	6.39	[9]
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.82 [9]	—	[10]	.47	[9]	.47	[9]	6.13	[9]
9/30/2017[5,11]	10.40	.30	.06	.36	(.28)	10.48	3.54 [7,9]	—	[10]	.23	[7,9]	.23	[7,9]	2.84	[7,9]
Class F-1:
3/31/2022[5,6]	10.55	.23	(.51)	(.28)	(.23)	10.04	(2.70)[7]	313		.70	[8]	.70	[8]	4.36	[8]
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.05	415		.70		.70		4.62
9/30/2020	9.96	.59	(.34)	.25	(.58)	9.63	2.71	401		.73		.73		6.11
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.37	446		.74		.74		6.12
9/30/2018	10.48	.61	(.25)	.36	(.59)	10.25	3.54	481		.73		.73		5.86
9/30/2017	10.18	.60	.26	.86	(.56)	10.48	8.69	611		.73		.73		5.75
Class F-2:
3/31/2022[5,6]	10.55	.24	(.51)	(.27)	(.24)	10.04	(2.55)[7]	1,806		.40	[8]	.40	[8]	4.68	[8]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.39	1,888		.40		.40		4.89
9/30/2020	9.96	.61	(.33)	.28	(.61)	9.63	3.00	1,368		.44		.44		6.38
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.66	1,281		.46		.46		6.41
9/30/2018	10.48	.64	(.25)	.39	(.62)	10.25	3.82	1,155		.46		.46		6.15
9/30/2017	10.18	.62	.27	.89	(.59)	10.48	8.99	1,103		.46		.46		6.04
Class F-3:
3/31/2022[5,6]	10.55	.25	(.51)	(.26)	(.25)	10.04	(2.51)[7]	974		.30	[8]	.30	[8]	4.78	[8]
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.50	1,206		.30		.30		4.96
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11	595		.34		.34		6.48
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.77	523		.36		.36		6.50
9/30/2018	10.48	.65	(.25)	.40	(.63)	10.25	3.93	437		.36		.36		6.26
9/30/2017[5,12]	10.38	.43	.08	.51	(.41)	10.48	4.95 [7]	354		.35	[8]	.35	[8]	6.05	[8]
Class 529-A:
3/31/2022[5,6]	10.55	.23	(.51)	(.28)	(.23)	10.04	(2.70)[7]	342		.70	[8]	.70	[8]	4.38	[8]
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.03	358		.71		.71		4.59
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.68	322		.76		.76		6.08
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.34	317		.78		.78		6.08
9/30/2018	10.48	.60	(.25)	.35	(.58)	10.25	3.51	330		.77		.77		5.84
9/30/2017	10.18	.59	.27	.86	(.56)	10.48	8.66	320		.76		.76		5.72

See end of table for footnotes.

American High-Income Trust	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
3/31/2022[5,6]	$10.55	$.19	$(.51)	$(.32)	$(.19)	$10.04	(3.07)%[7]		$14		1.46%[8]		1.46%[8]		3.61%[8]
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.19		16		1.45		1.45		3.87
9/30/2020	9.96	.50	(.33)	.17	(.50)	9.63	1.92		18		1.50		1.50		5.41
9/30/2019	10.25	.54	(.29)	.25	(.54)	9.96	2.58		53		1.51		1.51		5.35
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.73		65		1.53		1.53		5.06
9/30/2017	10.18	.51	.27	.78	(.48)	10.48	7.83		100		1.53		1.53		4.95
Class 529-E:
3/31/2022[5,6]	10.55	.22	(.51)	(.29)	(.22)	10.04	(2.80)[7]		13		.90	[8]	.90	[8]	4.18	[8]
9/30/2021	9.63	.45	.95	1.40	(.48)	10.55	14.81		14		.90		.90		4.41
9/30/2020	9.96	.57	(.34)	.23	(.56)	9.63	2.50		14		.94		.94		5.91
9/30/2019	10.25	.60	(.29)	.31	(.60)	9.96	3.15		16		.96		.96		5.90
9/30/2018	10.48	.58	(.25)	.33	(.56)	10.25	3.31		16		.96		.96		5.64
9/30/2017	10.18	.57	.27	.84	(.54)	10.48	8.44		17		.96		.96		5.52
Class 529-T:
3/31/2022[5,6]	10.55	.24	(.51)	(.27)	(.24)	10.04	(2.59)[7,9]		—	[10]	.46	[8,9]	.46	[8,9]	4.62	[8,9]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.30	[9]	—	[10]	.48	[9]	.48	[9]	4.82	[9]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92	[9]	—	[10]	.52	[9]	.52	[9]	6.30	[9]
9/30/2019	10.25	.64	(.29)	.35	(.64)	9.96	3.59	[9]	—	[10]	.53	[9]	.53	[9]	6.32	[9]
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.76	[9]	—	[10]	.52	[9]	.52	[9]	6.08	[9]
9/30/2017[5,11]	10.40	.29	.07	.36	(.28)	10.48	3.51	[7,9]	—	[10]	.26	[7,9]	.26	[7,9]	2.81	[7,9]
Class 529-F-1:
3/31/2022[5,6]	10.55	.24	(.51)	(.27)	(.24)	10.04	(2.61)[7,9]		—	[10]	.51	[8,9]	.51	[8,9]	4.58	[8,9]
9/30/2021	9.63	.49	.95	1.44	(.52)	10.55	15.27	[9]	—	[10]	.49	[9]	.49	[9]	5.26	[9]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92		31		.53		.53		6.31
9/30/2019	10.25	.64	(.29)	.35	(.64)	9.96	3.58		33		.54		.54		6.32
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.75		29		.54		.54		6.07
9/30/2017	10.18	.62	.26	.88	(.58)	10.48	8.89		28		.54		.54		5.94
Class 529-F-2:
3/31/2022[5,6]	10.55	.24	(.51)	(.27)	(.24)	10.04	(2.56)[7]		36		.41	[8]	.41	[8]	4.67	[8]
9/30/2021[5,13]	9.62	.46	.95	1.41	(.48)	10.55	14.92	[7]	38		.44	[8]	.44	[8]	4.82	[8]
Class 529-F-3:
3/31/2022[5,6]	10.55	.25	(.51)	(.26)	(.25)	10.04	(2.54)[7]		—	[10]	.36	[8]	.36	[8]	4.72	[8]
9/30/2021[5,13]	9.62	.46	.96	1.42	(.49)	10.55	14.99	[7]	—	[10]	.43	[8]	.37	[8]	4.90	[8]
Class R-1:
3/31/2022[5,6]	10.55	.19	(.51)	(.32)	(.19)	10.04	(3.04)[7]		13		1.40	[8]	1.40	[8]	3.68	[8]
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.22		14		1.43		1.43		3.88
9/30/2020	9.96	.51	(.33)	.18	(.51)	9.63	1.94		12		1.49		1.49		5.37
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.61		9		1.49		1.49		5.38
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.77		11		1.48		1.48		5.12
9/30/2017	10.18	.52	.27	.79	(.49)	10.48	7.89		12		1.47		1.47		5.02

See end of table for footnotes.

40	American High-Income Trust

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
3/31/2022[5,6]	$10.55	$.19	$(.51)	$(.32)	$(.19)	$10.04	(3.04)%[7]	$123		1.40%[8]		1.40%[8]		3.68%[8]
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.25	135		1.40		1.40		3.91
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96	122		1.46		1.46		5.39
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.63	143		1.46		1.46		5.40
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.80	150		1.46		1.46		5.14
9/30/2017	10.18	.52	.27	.79	(.49)	10.48	7.90	166		1.46		1.46		5.02
Class R-2E:
3/31/2022[5,6]	10.55	.21	(.51)	(.30)	(.21)	10.04	(2.90)[7]	7		1.11	[8]	1.11	[8]	3.97	[8]
9/30/2021	9.63	.43	.95	1.38	(.46)	10.55	14.57	8		1.12		1.12		4.20
9/30/2020	9.96	.54	(.33)	.21	(.54)	9.63	2.26	8		1.17		1.17		5.68
9/30/2019	10.25	.58	(.29)	.29	(.58)	9.96	2.93	9		1.17		1.17		5.68
9/30/2018	10.48	.56	(.25)	.31	(.54)	10.25	3.09	7		1.18		1.18		5.44
9/30/2017	10.18	.55	.27	.82	(.52)	10.48	8.22	6		1.16		1.16		5.31
Class R-3:
3/31/2022[5,6]	10.55	.22	(.51)	(.29)	(.22)	10.04	(2.82)[7]	153		.95	[8]	.95	[8]	4.13	[8]
9/30/2021	9.63	.45	.95	1.40	(.48)	10.55	14.76	167		.96		.96		4.35
9/30/2020	9.96	.55	(.33)	.22	(.55)	9.63	2.43	142		1.00		1.00		5.85
9/30/2019	10.25	.59	(.29)	.30	(.59)	9.96	3.09	164		1.01		1.01		5.85
9/30/2018	10.48	.58	(.25)	.33	(.56)	10.25	3.26	175		1.01		1.01		5.60
9/30/2017	10.18	.57	.27	.84	(.54)	10.48	8.40	190		1.00		1.00		5.49
Class R-4:
3/31/2022[5,6]	10.55	.23	(.51)	(.28)	(.23)	10.04	(2.67)[7]	130		.64	[8]	.64	[8]	4.44	[8]
9/30/2021	9.63	.48	.95	1.43	(.51)	10.55	15.10	135		.65		.65		4.66
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.75	120		.69		.69		6.16
9/30/2019	10.25	.63	(.29)	.34	(.63)	9.96	3.41	138		.71		.71		6.16
9/30/2018	10.48	.61	(.25)	.36	(.59)	10.25	3.57	138		.70		.70		5.90
9/30/2017	10.18	.60	.27	.87	(.57)	10.48	8.73	158		.69		.69		5.79
Class R-5E:
3/31/2022[5,6]	10.55	.24	(.51)	(.27)	(.24)	10.04	(2.58)[7]	18		.45	[8]	.45	[8]	4.66	[8]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.33	15		.45		.45		4.85
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.95	11		.49		.49		6.32
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.62	8		.49		.49		6.35
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.80	3		.48		.48		6.22
9/30/2017	10.18	.63	.27	.90	(.60)	10.48	9.02	—	[10]	.59		.42		6.06
Class R-5:
3/31/2022[5,6]	10.55	.25	(.51)	(.26)	(.25)	10.04	(2.54)[7]	35		.35	[8]	.35	[8]	4.66	[8]
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.44	84		.35		.35		4.95
9/30/2020	9.96	.62	(.34)	.28	(.61)	9.63	3.06	74		.39		.39		6.46
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.72	79		.41		.41		6.46
9/30/2018	10.48	.64	(.25)	.39	(.62)	10.25	3.88	84		.40		.40		6.20
9/30/2017	10.18	.63	.27	.90	(.60)	10.48	9.05	82		.40		.40		6.08
Class R-6:
3/31/2022[5,6]	10.55	.25	(.51)	(.26)	(.25)	10.04	(2.51)[7]	3,986		.30	[8]	.30	[8]	4.80	[8]
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.50	3,581		.30		.30		5.01
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11	3,169		.33		.33		6.46
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.78	2,301		.35		.35		6.51
9/30/2018	10.48	.65	(.25)	.40	(.63)	10.25	3.94	1,994		.35		.35		6.26
9/30/2017	10.18	.63	.27	.90	(.60)	10.48	9.10	1,776		.35		.35		6.12

See end of table for footnotes.

American High-Income Trust	41

Financial highlights (continued)

	Six months ended March 31, 2022[5,6,7]	Year ended September 30,
		2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[14]	21%	66%	75%	52%	62%	73%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

42	American High-Income Trust

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2021, through March 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American High-Income Trust	43

Expense example (continued)

	Beginning account value 10/1/2021	Ending account value 3/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$973.07	$3.35	.68%
Class A – assumed 5% return	1,000.00	1,021.54	3.43	.68
Class C – actual return	1,000.00	969.53	6.92	1.41
Class C – assumed 5% return	1,000.00	1,017.90	7.09	1.41
Class T – actual return	1,000.00	974.36	2.02	.41
Class T – assumed 5% return	1,000.00	1,022.89	2.07	.41
Class F-1 – actual return	1,000.00	972.99	3.44	.70
Class F-1 – assumed 5% return	1,000.00	1,021.44	3.53	.70
Class F-2 – actual return	1,000.00	974.46	1.97	.40
Class F-2 – assumed 5% return	1,000.00	1,022.94	2.02	.40
Class F-3 – actual return	1,000.00	974.93	1.48	.30
Class F-3 – assumed 5% return	1,000.00	1,023.44	1.51	.30
Class 529-A – actual return	1,000.00	973.02	3.44	.70
Class 529-A – assumed 5% return	1,000.00	1,021.44	3.53	.70
Class 529-C – actual return	1,000.00	969.28	7.17	1.46
Class 529-C – assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class 529-E – actual return	1,000.00	972.04	4.42	.90
Class 529-E – assumed 5% return	1,000.00	1,020.44	4.53	.90
Class 529-T – actual return	1,000.00	974.12	2.26	.46
Class 529-T – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class 529-F-1 – actual return	1,000.00	973.90	2.51	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class 529-F-2 – actual return	1,000.00	974.39	2.02	.41
Class 529-F-2 – assumed 5% return	1,000.00	1,022.89	2.07	.41
Class 529-F-3 – actual return	1,000.00	974.58	1.77	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,023.14	1.82	.36
Class R-1 – actual return	1,000.00	969.58	6.87	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.95	7.04	1.40
Class R-2 – actual return	1,000.00	969.59	6.87	1.40
Class R-2 – assumed 5% return	1,000.00	1,017.95	7.04	1.40
Class R-2E – actual return	1,000.00	970.99	5.45	1.11
Class R-2E – assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class R-3 – actual return	1,000.00	971.76	4.67	.95
Class R-3 – assumed 5% return	1,000.00	1,020.19	4.78	.95
Class R-4 – actual return	1,000.00	973.27	3.15	.64
Class R-4 – assumed 5% return	1,000.00	1,021.74	3.23	.64
Class R-5E – actual return	1,000.00	974.22	2.21	.45
Class R-5E – assumed 5% return	1,000.00	1,022.69	2.27	.45
Class R-5 – actual return	1,000.00	974.64	1.72	.35
Class R-5 – assumed 5% return	1,000.00	1,023.19	1.77	.35
Class R-6 – actual return	1,000.00	974.93	1.48	.30
Class R-6 – assumed 5% return	1,000.00	1,023.44	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

44	American High-Income Trust

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American High-Income Trust	45

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

46	American High-Income Trust

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”).The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American High-Income Trust	47

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48	American High-Income Trust

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American High-Income Trust	49

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50	American High-Income Trust

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American High-Income Trust	51

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	American High-Income Trust

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: May 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: May 31, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2022